UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2004

Item 1. Reports to Stockholders

Spartan®

Arizona Municipal

Income Fund

and

Fidelity®
Arizona Municipal
Money Market Fund

Semiannual Report

February 29, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Spartan Arizona Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	29.3	29.1
General Obligations	19.6	22.5
Education	13.0	7.9
Electric Utilities	10.4	11.7
Escrowed/Pre-Refunded	8.9	12.9
Average Years to Maturity as of February 29, 2004
		6 months ago
Years	13.6	13.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 29, 2004
6 months ago
Years	7.3	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 29, 2004	As of August 31, 2003
AAA 55.4%	AAA 57.3%
AA,A 35.0%	AA,A 36.8%
BBB 6.2%	BBB 4.4%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Spartan Arizona Municipal Income Fund

Investments February 29, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value (Note 1)
Arizona - 85.5%
Arizona Health Facilities Auth. Rev. (Catholic Health Care West Proj.) Series A, 6.125% 7/1/09	$ 640,000	$ 695,629
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/09	1,160,000	1,315,104
Arizona School Facilities Board Rev.:
5.25% 7/1/18	1,000,000	1,112,710
5.25% 7/1/20	1,500,000	1,652,070
Arizona State Univ. Revs.:
5.25% 7/1/09 (FSA Insured)	1,260,000	1,443,078
5.5% 7/1/21 (FGIC Insured)	1,150,000	1,290,438
5.75% 7/1/27 (FGIC Insured)	1,500,000	1,722,495
6% 7/1/06	1,000,000	1,105,450
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (c)	500,000	532,525
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l. Area Road Fund Prog.) Series B, 6% 7/1/05 (AMBAC Insured)	150,000	159,701
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,500,000	2,762,850
5.25% 7/1/13	1,500,000	1,706,955
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5.375% 10/1/11	2,000,000	2,346,900
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.) Series A:
5.5% 11/1/09	1,000,000	1,159,020
5.5% 11/1/10	375,000	438,386
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	86,646
6.25% 7/1/10	500,000	596,165
6.5% 7/1/10 (MBIA Insured)	200,000	245,636
6.5% 7/1/11 (MBIA Insured)	225,000	279,515
Glendale Indl. Dev. Auth. Edl. Facilities Rev. (American Graduate School Int'l. Proj.) 6.55% 7/1/06 (Pre-Refunded to 7/1/05 @ 101) (d)	150,000	162,473
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 6.125% 4/1/18	300,000	314,832
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 1998 A, 5% 7/1/16	730,000	744,804
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,031,030
Maricopa County School District #14 Creighton 6.5% 7/1/04 (FGIC Insured)	200,000	203,626
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County School District #28 Kyrene Elementary Series C:
0% 7/1/07 (FGIC Insured)	$ 955,000	$ 894,692
0% 1/1/10 (FGIC Insured)	1,525,000	1,281,610
Maricopa County School District #3 Temple Elementary 0% 7/1/08 (AMBAC Insured)	500,000	452,840
Maricopa County Unified School District #80 Chandler:
(2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	553,560
6.25% 7/1/11 (Escrowed to Maturity) (d)	405,000	500,292
Mesa Indl. Dev. Auth. Rev.:
(Discovery Health Sys. Proj.) Series A, 5.375% 1/1/14 (MBIA Insured)	500,000	558,925
(Discovery Health Sys.) Series A, 5.625% 1/1/29 (MBIA Insured)	400,000	440,308
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,863,435
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,209,700
Navajo County Poll. Cont. Corp. Rev. (Pub. Svc. Co. Proj.) Series A, 5.875% 8/15/28	200,000	204,300
Northern Univ. Revs.:
5.5% 6/1/23 (FGIC Insured)	530,000	597,013
5.5% 6/1/26 (FGIC Insured)	1,305,000	1,454,866
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (c)	810,000	838,553
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (c)	1,000,000	1,053,850
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (c)	400,000	445,488
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	597,638
5.5% 7/1/11	200,000	231,250
5.75% 7/1/15	675,000	780,773
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	340,000	402,771
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,460,238
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,169,460
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,176,760
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	1,485,000	1,800,310
Series A, 6.25% 7/1/17	1,000,000	1,274,820
Series B, 5.375% 7/1/20	1,000,000	1,120,850
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	$ 1,250,000	$ 837,700
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,464
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	223,248
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	250,000	321,568
Pima County Unified School District #10 Amphitheater Series E, 6.5% 7/1/05	500,000	534,585
Pima County Unified School District #12 Sunnyside 5% 7/1/11 (FSA Insured)	855,000	977,735
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series A:
5.25% 1/1/18	1,000,000	1,114,320
5.25% 1/1/19	1,000,000	1,107,110
Series B:
5% 1/1/20	1,500,000	1,620,285
5% 1/1/21	255,000	273,674
Scottsdale Gen. Oblig.:
(1999 & 2000 Projs.) 5% 7/1/21	1,000,000	1,062,320
5.5% 7/1/09	100,000	115,994
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	250,000	265,200
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/07	1,500,000	1,690,890
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	150,000	175,824
Tempe Gen. Oblig.:
Series 2001 A, 6% 7/1/10	600,000	719,874
5% 7/1/19	1,680,000	1,821,154
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	373,268
Tucson Gen. Oblig. Series A, 6% 7/1/13	800,000	979,824
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,327,742
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	637,600
Series A, 7% 7/1/11 (MBIA Insured)	300,000	382,560
4.5% 7/1/08 (AMBAC Insured)	1,000,000	1,101,000
6% 7/1/10 (MBIA Insured)	400,000	479,656
Tucson Wtr. Rev.:
Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	200,000	232,536
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Tucson Wtr. Rev.: - continued
5.5% 7/1/14	$ 425,000	$ 502,444
Univ. Med. Ctr. Corp. Hosp. Rev. 5.25% 7/1/15 (a)	1,000,000	1,083,820
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (AMBAC Insured)	500,000	562,770
Univ. of Arizona Univ. Revs.:
5.25% 6/1/11 (FSA Insured)	1,000,000	1,159,770
5.25% 6/1/13 (FSA Insured)	500,000	552,065
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (b)(c)	500,000	516,665
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (d)	265,000	290,239
		68,551,244
Puerto Rico - 11.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	500,000	568,115
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (Cdc Ixis Finl. Guaranty Insured)	700,000	827,176
Series 2000 C, 6% 7/1/29	500,000	572,230
Series D, 5.25% 7/1/38	1,000,000	1,051,720
5.75% 7/1/19 (FGIC Insured)	700,000	838,936
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	$ 2,575,000	$ 2,890,845
5.5% 10/1/40 (Escrowed to Maturity) (d)	2,195,000	2,435,528
		9,184,550
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $72,424,467)	77,735,794
NET OTHER ASSETS - 3.0%	2,386,481
NET ASSETS - 100%	$ 80,122,275
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Special Tax	29.3%
General Obligations	19.6%
Education	13.0%
Electric Utilities	10.4%
Escrowed/Pre-Refunded	8.9%
Health Care	6.8%
Water & Sewer	5.5%
Others* (individually less than 5%)	6.5%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $9,899,932 and $3,365,155, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $72,424,467) - See accompanying schedule		$ 77,735,794
Cash		2,787,281
Receivable for fund shares sold		65,677
Interest receivable		752,841
Other receivables		2,932
Total assets		81,344,525

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,071,590
Payable for fund shares redeemed	32,705
Distributions payable	81,995
Accrued management fee	35,910
Other affiliated payables	50
Total liabilities		1,222,250

Net Assets		$ 80,122,275
Net Assets consist of:
Paid in capital		$ 74,588,852
Undistributed net investment income		15,765
Accumulated undistributed net realized gain (loss) on investments		206,331
Net unrealized appreciation (depreciation) on investments		5,311,327
Net Assets, for 6,797,015 shares outstanding		$ 80,122,275
Net Asset Value, offering price and redemption price per share ($80,122,275 ÷ 6,797,015 shares)		$ 11.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2004 (Unaudited)

Investment Income
Interest		$ 1,540,954

Expenses
Management fee	$ 202,939
Non-interested trustees' compensation	228
Total expenses before reductions	203,167
Expense reductions	(8,705)	194,462
Net investment income (loss)		1,346,492
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		269,837
Change in net unrealized appreciation (depreciation) on investment securities		3,126,977
Net gain (loss)		3,396,814
Net increase (decrease) in net assets resulting from operations		$ 4,743,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2004 (Unaudited)	Year ended August 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,346,492	$ 2,786,103
Net realized gain (loss)	269,837	416,580
Change in net unrealized appreciation (depreciation)	3,126,977	(1,307,922)
Net increase (decrease) in net assets resulting from operations	4,743,306	1,894,761
Distributions to shareholders from net investment income	(1,342,480)	(2,784,432)
Distributions to shareholders from net realized gain	(406,255)	(564,965)
Total distributions	(1,748,735)	(3,349,397)
Share transactions Net proceeds from sales of shares	16,375,184	31,267,183
Reinvestment of distributions	1,129,311	2,423,677
Cost of shares redeemed	(9,066,333)	(29,654,545)
Net increase (decrease) in net assets resulting from share transactions	8,438,162	4,036,315
Redemption fees	105	2,384
Total increase (decrease) in net assets	11,432,838	2,584,063

Net Assets
Beginning of period	68,689,437	66,105,374
End of period (including undistributed net investment income of $15,765 and undistributed net investment income of $15,694, respectively)	$ 80,122,275	$ 68,689,437
Other Information Shares
Sold	1,414,654	2,704,416
Issued in reinvestment of distributions	97,571	210,082
Redeemed	(784,836)	(2,591,010)
Net increase (decrease)	727,389	323,488

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2004	Years ended August 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.50	$ 11.26	$ 10.72	$ 10.53	$ 10.98
Income from Investment Operations
Net investment income (loss)	.211D	.435D	.444D,F	.472D	.486D	.458
Net realized and unrealized gain (loss)	.535	(.090)	.254F	.542	.189	(.412)
Total from investment operations	.746	.345	.698	1.014	.675	.046
Distributions from net investment income	(.210)	(.435)	(.443)	(.475)	(.485)	(.458)
Distributions from net realized gain	(.066)	(.090)	(.015)	(.001)	(.001)	(.016)
Distributions in excess of net realized gain	-	-	-	-	(.003)	(.024)
Total distributions	(.276)	(.525)	(.458)	(.476)	(.489)	(.498)
Redemption fees added to paid in capital	-D,G	-D,G	-D,G	.002D	.004D	.002
Net asset value, end of period	$ 11.79	$ 11.32	$ 11.50	$ 11.26	$ 10.72	$ 10.53
Total ReturnB,C	6.66%	3.01%	6.38%	9.70%	6.69%	.38%
Ratios to Average Net AssetsE
Expenses before expense reductions	.55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.53%A	.52%	.48%	.41%	.48%	.54%
Net investment income (loss)	3.67%A	3.77%	3.96%F	4.32%	4.67%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,122	$ 68,689	$ 66,105	$ 50,716	$ 34,221	$ 29,642
Portfolio turnover rate	9%A	19%	30%	24%	37%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

F Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/29/04	% of fund's investments 8/31/03	% of fund's investments 2/28/03
0 - 30	69.0	76.0	79.4
31 - 90	6.5	4.6	0.0
91 - 180	22.9	4.1	16.5
181 - 397	1.6	15.3	4.1
Weighted Average Maturity
	2/29/04	8/31/03	2/28/03
Fidelity Arizona Municipal Money Market Fund	40 Days	57 Days	37 Days
All Tax-Free Money Market Funds Average*	39 Days	48 Days	38 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2004	As of August 31, 2003
Variable Rate Demand Notes (VRDNs) 56.4%	Variable Rate Demand Notes (VRDNs) 72.2%
Commercial Paper (including CP Mode) 17.8%	Commercial Paper (including CP Mode) 4.4%
Tender Bonds 4.8%	Tender Bonds 3.9%
Fidelity Municipal Cash Central Fund 3.8%	Fidelity Municipal Cash Central Fund 1.3%
Other Investments 19.5%	Other Investments 14.9%
Net Other Assets** (2.3)%	Net Other Assets 3.3%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 29, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 102.3%
	Principal Amount	Value (Note 1)
Arizona - 98.5%
Apache County Indl. Dev. Auth. (Imperial Components, Inc. Proj.) Series 1996, 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	$ 1,375,000	$ 1,375,000
Arizona Ctfs. of Prtn. Bonds 5% 9/1/04 (MBIA Insured)	2,325,000	2,369,903
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 0.99% (Liquidity Facility WestLB AG) (b)(f)	2,765,000	2,765,000
Arizona School Facilities Board Rev.:
Bonds:
5% 7/1/04	1,475,000	1,494,533
5.25% 7/1/04	415,000	420,753
Participating VRDN Series MS 00 497, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	1,068,500	1,068,500
Arizona State Univ. Revs. Participating VRDN:
Series Putters 270, 0.99% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,200,000	1,200,000
Series ROC II R174, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,200,000	1,200,000
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Prog.) 5.5% 7/1/04	5,000,000	5,075,118
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,290,000	1,290,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 1.05%, LOC Bank of America NA, VRDN (b)(e)	2,255,000	2,255,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 1.15%, LOC Key Bank NA, VRDN (b)(e)	2,390,000	2,390,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 1.05%, tender 3/1/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)(e)	5,700,000	5,700,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 1.15%, LOC Key Bank NA, VRDN (b)(e)	2,300,000	2,300,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	900,000	900,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.1% tender 4/7/04, CP mode (e)	1,300,000	1,300,000
(Clayton Homes, Inc. Proj.) Series 1998, 1.06%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
Bonds (San Angelin Apts. Proj.) 1.3%, tender 5/14/04 (b)(e)	$ 1,300,000	$ 1,300,000
(Glenn Oaks Apts. Proj.) Series 2001, 1.06%, LOC Fannie Mae, VRDN (b)(e)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 1.01%, LOC Fannie Mae, VRDN (b)(e)	5,000,000	5,000,000
(San Martin Apts. Proj.) Series A1, 0.99%, LOC Fannie Mae, VRDN (b)(e)	2,700,000	2,700,000
(San Miguel Apts. Proj.) 0.99%, LOC Fannie Mae, VRDN (b)(e)	1,300,000	1,300,000
(San Remo Apts. Proj.) 0.99%, LOC Fannie Mae, VRDN (b)(e)	2,100,000	2,100,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A126, 1.07% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,430,000	1,430,000
Maricopa County Pub. Fin. Corp. Lease Rev. Bonds 3% 7/1/04 (AMBAC Insured)	2,965,000	2,983,892
Maricopa County Unified School District #48 Bonds 4% 7/1/04 (FSA Insured)	1,000,000	1,009,948
Mohave County Union High School District #2 Colorado River Bonds 4.25% 7/1/04 (FGIC Insured)	500,000	505,305
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 1.07% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,285,000	1,285,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN Series EGL 03 28, 1% (Liquidity Facility Citibank NA, New York) (b)(f)	1,300,000	1,300,000
Series 1995, 0.98%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	2,000,000	2,000,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2001 A, 1% 6/9/04, LOC Dexia Cr. Local de France, CP	3,000,000	3,000,000
Series 2003 B:
1% 7/12/04, LOC Dexia Cr. Local de France, CP	1,300,000	1,300,000
1.07% 3/10/04, LOC Dexia Cr. Local de France, CP	5,175,000	5,175,000
1.08% 6/11/04, LOC Dexia Cr. Local de France, CP	1,025,000	1,025,000
1.09% 5/14/04, LOC Dexia Cr. Local de France, CP	5,000,000	5,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 1.05%, LOC Gen. Elec. Cap. Corp., VRDN (b)	1,000,000	1,000,000
(Westward Ho Apts. Proj.):
Series 2003 A, 1.1%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Westward Ho Apts. Proj.):
Series 2003 B, 1.05%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	$ 2,000,000	$ 2,000,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 1.16%, LOC Wachovia Bank NA, VRDN (b)(e)	900,000	900,000
(Laura Dozer Ctr. Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (b)	1,200,000	1,200,000
(Phoenix Expansion Proj.) 1.2%, LOC Bank One NA, Chicago, VRDN (b)(e)	2,440,000	2,440,000
(Plastican Proj.) Series 1997, 1.03%, LOC Fleet Bank NA, VRDN (b)(e)	3,195,000	3,195,000
(Swift Aviation Svcs., Inc. Proj.) 1.08%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	5,620,000	5,620,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 1.07% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	440,000	440,000
Series PT 1082, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,760,000	1,760,000
Pima County Cmnty. College District Rev. Bonds Series 2001, 5% 7/1/04 (AMBAC Insured)	1,300,000	1,317,217
Pima County Gen. Oblig. Bonds 3.375% 7/1/04	1,400,000	1,410,858
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(La Cholla Apt. Proj.) Series 1996, 1.02%, LOC JPMorgan Chase Bank, VRDN (b)	4,225,000	4,225,000
(River Point Proj.) Series 2001, 1.01%, LOC Fannie Mae, VRDN (b)(e)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.12% (Liquidity Facility Bank of New York New York) (b)(e)(f)	3,495,000	3,495,000
Pima County Unified School District #10 Amphitheater Bonds 5.75% 7/1/04 (FGIC Insured)	1,200,000	1,219,090
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,200,000	1,200,000
Series ROC II R1002, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,295,000	1,295,000
Series ROC II R1003, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,295,000	1,295,000
Series SG 03 160, 0.99% (Liquidity Facility Societe Generale) (b)(f)	1,390,000	1,390,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: - continued
Series 1997 A:
0.97% 3/9/04, CP	$ 1,400,000	$ 1,400,000
0.99% 5/17/04, CP	2,000,000	2,000,000
0.99% 7/12/04, CP	1,100,000	1,100,000
1.05% 6/10/04, CP	1,400,000	1,400,000
Series 1997 B, 1.05% 3/9/04, CP	2,775,000	2,775,000
Scottsdale Gen. Oblig. Bonds 0% 7/1/04 (MBIA Insured)	5,000,000	4,981,797
Tucson Arpt. Auth. Spl. Facility Rev. (LearJet, Inc. Proj.) Series 1998 A, 1.1%, LOC Bank of America NA, VRDN (b)(e)	1,300,000	1,300,000
Tucson Gen. Oblig. Bonds Series 2002, 5% 7/1/04	1,000,000	1,013,193
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 1.04%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,400,000	1,400,000
Tucson Street & Hwy. User Rev. Bonds 4.5% 7/1/04 (AMBAC Insured)	2,950,000	2,984,172
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 1.17%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,000,000	1,000,000
Yuma & Paz Counties Cmnty. College District Bonds (Arizona Western College Proj.) Series 2003 A, 3% 7/1/04 (FSA Insured)	1,465,000	1,474,357
		142,048,311
	Shares
Other - 3.8%
Fidelity Municipal Cash Central Fund, 0.99% (c)(d)	5,525,533	5,525,533
TOTAL INVESTMENT PORTFOLIO - 102.3%		147,573,844
NET OTHER ASSETS - (2.3)%		(3,340,872)
NET ASSETS - 100%		$ 144,232,972
Total Cost for Income Tax Purposes $ 147,573,844
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 147,573,844
Cash		14
Receivable for fund shares sold		1,363,086
Interest receivable		397,373
Other receivables		15,739
Total assets		149,350,056

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 4,400,000
Payable for fund shares redeemed	656,897
Distributions payable	739
Accrued management fee	59,352
Other affiliated payables	96
Total liabilities		5,117,084

Net Assets		$ 144,232,972
Net Assets consist of:
Paid in capital		$ 144,189,125
Accumulated net realized gain (loss) on investments		43,847
Net Assets, for 144,114,914 shares outstanding		$ 144,232,972
Net Asset Value, offering price and redemption price per share ($144,232,972 ÷ 144,114,914 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2004 (Unaudited)

Investment Income
Interest		$ 728,682

Expenses
Management fee	$ 341,056
Non-interested trustees' compensation	424
Total expenses before reductions	341,480
Expense reductions	(2,994)	338,486
Net investment income		390,196
Net realized gain (loss) on investment securities		44,243
Net increase in net assets resulting from operations		$ 434,439

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2004 (Unaudited)	Year ended August 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 390,196	$ 1,094,676
Net realized gain (loss)	44,243	28,773
Net increase (decrease) in net assets resulting from operations	434,439	1,123,449
Distributions to shareholders from net investment income	(390,196)	(1,094,676)
Distributions to shareholders from net realized gain	-	(54,921)
Total distributions	(390,196)	(1,149,597)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	128,903,111	187,828,510
Reinvestment of distributions	385,563	1,135,330
Cost of shares redeemed	(119,217,785)	(187,027,524)
Net increase (decrease) in net assets and shares resulting from share transactions	10,070,889	1,936,316
Total increase (decrease) in net assets	10,115,132	1,910,168

Net Assets
Beginning of period	134,117,840	132,207,672
End of period	$ 144,232,972	$ 134,117,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2004	Years ended August 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.008	.013	.032	.034	.028
Net realized and unrealized gain (loss)E	-	-	-	-	-	-
Total from investment operations	.003	.008	.013	.032	.034	.028
Distributions from net investment income	(.003)	(.008)	(.013)	(.032)	(.034)	(.028)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	(.003)	(.008)	(.013)	(.032)	(.034)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.29%	.86%	1.30%	3.23%	3.50%	2.84%
Ratios to Average Net Assets D
Expenses before expense reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.48%	.45%	.47%	.50%	.50%
Net investment income	.57% A	.82%	1.27%	3.19%	3.46%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 144,233	$ 134,118	$ 132,208	$ 101,853	$ 105,704	$ 90,657

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Arizona. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) for the income fund as of period end was as follows:

Unrealized appreciation	$ 5,336,420
Unrealized depreciation	(6,345)
Net unrealized appreciation (depreciation)	$ 5,330,075
Cost for federal income tax purposes	$ 72,405,719

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Arizona Municipal Income Fund	.55%	|
Fidelity Arizona Municipal Money Market Fund	.50%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

	Income Distributions	|
Fidelity Arizona Municipal Money Market Fund	$ 15,409

5. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period, these credits reduced expenses by the following amounts:

Spartan Arizona Municipal Income Fund	$ 8,705	|
Fidelity Arizona Municipal Money Market Fund	2,994

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

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Burlingame, CA

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8065 Beneva Road
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Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

1000 Abernathy Road
Atlanta, GA

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Chicago, IL

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Massachusetts

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Boston, MA

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Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

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Minnesota

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Irving, TX

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San Antonio, TX

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Spring, TX

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Plano, TX

Semiannual Report

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Washington

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Washington, DC

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Semiannual Report

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Spartan®

Municipal Money

Fund

Semiannual Report

February 29, 2004

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Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

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For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/29/04	% of fund's investments 8/31/03	% of fund's investments 2/28/03
0 - 30	77.0	81.3	83.6
31 - 90	4.7	3.4	3.7
91 - 180	13.3	5.9	6.0
181 - 397	5.0	9.4	6.7
Weighted Average Maturity
	2/29/04	8/31/03	2/28/03
Spartan Municipal Money fund	34 Days	45 Days	29 Days
All Tax-Free Money Market Funds Average *	39 Days	48 Days	38 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2004	As of August 31, 2003
Variable Rate Demand Notes (VRDNs) 68.4%	Variable Rate Demand Notes (VRDNs) 65.6%
Commercial Paper (including CP Mode) 9.7%	Commercial Paper (including CP Mode) 6.1%
Tender Bonds 5.8%	Tender Bonds 9.5%
Municipal Notes 13.9%	Municipal Notes 6.3%
Fidelity Tax-Free Cash Central Fund 2.3%	Fidelity Municipal Cash Central Fund 11.9%
Other Investments 0.7%	Other Investments 0.2%
Net Other Assets** (0.8)%	Net Other Assets 0.4%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Showing Percentage of Net Assets

Semiannual Report

Investments February 29, 2004 (Unaudited)

Municipal Securities - 100.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.0%
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.09%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	$ 1,900	$ 1,900
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 1%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	3,600	3,600
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,900	2,900
Huntsville Health Care Auth. Rev. Series 1998, 1.04%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	5,910	5,910
Jefferson County Swr. Rev. Series 2002 C2, 1% (XL Cap. Assurance, Inc. Insured), VRDN (b)	1,000	1,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 0.99%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	14,600	14,600
		29,910
Alaska - 1.4%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 1.04% (Liquidity Facility Bank of America NA) (b)(f)	9,285	9,285
Series FRRI 98 2, 1.01% (Liquidity Facility Bank of New York, New York) (b)(f)	5,640	5,640
Series Merlots 99 D, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,700	3,700
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.):
Series 1994 A, 1.25% tender 6/1/04, CP mode	5,800	5,800
Series 1994 B, 1.25% tender 6/1/04, CP mode	5,400	5,400
Series 1994 C, 1.25% tender 6/1/04, CP mode	12,300	12,300
		42,125
Arizona - 3.9%
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 0301, 1% (Liquidity Facility Citibank NA, New York) (b)(f)	8,495	8,495
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 0.99% (Liquidity Facility WestLB AG) (b)(f)	8,060	8,060
Arizona School Facilities Board Rev. Participating VRDN Series MS 00 497, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	6,669	6,669
Arizona State Univ. Revs. Participating VRDN Series Putters 270, 0.99% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,130	3,130
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28, 1% (Liquidity Facility Citibank NA, New York) (b)(f)	$ 2,600	$ 2,600
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B, 1% 7/12/04, LOC Dexia Cr. Local de France, CP	11,500	11,500
Pima County Gen. Oblig. Bonds 3.375% 7/1/04	5,480	5,523
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.02%, LOC JPMorgan Chase Bank, VRDN (b)	3,860	3,860
Pima County Unified School District #1 Tucson Bonds 2.125% 7/1/04 (FSA Insured) (a)	1,250	1,253
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series SG 03 160, 0.99% (Liquidity Facility Societe Generale) (b)(f)	44,500	44,500
Series 1997 A:
1.03% 6/3/04, CP	4,200	4,200
1.04% 3/9/04, CP	19,000	19,000
		118,790
California - 8.0%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Participating VRDN:
Series FRRI 03 L11, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	12,225	12,225
Series FRRI 03 L12, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	6,000	6,000
Series PA 1227, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,000	5,000
Series 2002 C6, 0.96% (AMBAC Insured), VRDN (b)	9,500	9,500
California Gen. Oblig.:
Bonds:
Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)(g)	56,900	56,900
Series LB 03 F8J, 1.13%, tender 3/16/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)(g)	57,200	57,200
RAN:
Series A1, 2% 6/23/04, LOC HSH Nordbank AG	4,000	4,012
Series A2, 2% 6/23/04, LOC Citibank NA, New York	8,100	8,123
Series A3, 2% 6/23/04, LOC BNP Paribas SA, LOC UBS AG	3,400	3,410
Series A4, 2% 6/23/04, LOC Bank of Nova Scotia New York Agcy.	5,400	5,416
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
RAN:
Series A5, 2% 6/23/04, LOC Bayerische Landesbank Girozentrale	$ 8,000	$ 8,023
Series A6, 2% 6/23/04, LOC DEPFA BANK PLC	5,400	5,416
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.05%, VRDN (b)	5,100	5,100
Los Angeles Unified School District Participating VRDN:
Series PT 1730, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,000	5,000
Series PT 1855, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	19,100	19,100
Series SG 162, 0.96% (Liquidity Facility Societe Generale) (b)(f)	14,205	14,205
Pittsburg Redev. Agcy. Tax Allocation Rev. Participating VRDN Series PT 2045, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,720	6,720
Pomona Pub. Fing. Auth. Rev. Participating VRDN Series PT 2062, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,045	7,045
Univ. of California Revs. Participating VRDN Series PT 1859, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,685	6,685
		245,080
Colorado - 2.1%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 1.1%, LOC Bank One NA, Chicago, VRDN (b)	1,600	1,600
Colorado Dept. of Trans. Rev. Participating VRDN Series PT 1955, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,830	10,830
Colorado Ed. Ln. Prog. TRAN 1.75% 8/9/04	6,800	6,818
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.1%, LOC Bank One NA, Chicago, VRDN (b)	4,500	4,500
Denver City & County Arpt. Rev. Participating VRDN Series Merlots 97 Q, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,160	3,160
Denver Health & Hosp. Auth. Health Care Rev. Series A, 1.03%, LOC Bank One NA, Chicago, VRDN (b)	5,325	5,325
Jefferson County School District #R1 TAN 1.75% 6/30/04	25,000	25,055
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	$ 3,935	$ 3,935
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.08%, tender 8/2/04 (b)	3,200	3,200
		64,423
District Of Columbia - 0.2%
District of Columbia Gen. Oblig. Participating VRDN Series Putters 214, 0.99% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
District of Columbia Rev. (Defenders of Wildlife Proj.) 1%, LOC Bank of America NA, VRDN (b)	2,500	2,500
		7,495
Florida - 4.3%
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1%, VRDN (b)	6,400	6,400
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series MSTC 01 161, 1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	3,300	3,300
Series SGA 03 138, 0.98% (Liquidity Facility Societe Generale) (b)(f)	4,100	4,100
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN:
Series Floaters 722, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	7,130	7,130
Series MS 01 634, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	12,000	12,000
Florida Gen. Oblig. Participating VRDN Series ROC II 1000, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	7,585	7,585
Florida Gulf Coast Univ. Fing. Corp. Cap. Impt. Rev. 0.96%, LOC Wachovia Bank NA, VRDN (b)	24,000	24,000
Florida Local Govt. Fin. Auth. Rev. Series A:
1% 7/14/04, LOC Wachovia Bank NA, CP	5,000	5,000
1% 7/15/04, LOC Wachovia Bank NA, CP	4,609	4,609
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 1.15% tender 6/10/04, CP mode	5,300	5,300
Series 1994, 1.1% tender 4/8/04, CP mode	5,810	5,810
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 A, 0.97% 3/8/04, CP	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Participating VRDN Series PA 1026R, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 6,690	$ 6,690
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.03%, VRDN (b)	15,200	15,200
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series EGL 030058, 1.01% (Liquidity Facility Citibank NA, New York) (b)(f)	3,500	3,500
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 1.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	3,475	3,475
Sunshine State Govt. Fing. Commission Rev.:
Series D, 1% 4/7/04 (FGIC Insured) (AMBAC Insured), CP	2,835	2,835
Series F, 1.05% 3/10/04 (FGIC Insured), CP	2,000	2,000
0.98% 4/5/04 (FGIC Insured), CP	2,800	2,800
Tampa Bay Wtr. Util. Sys. Rev. Bonds Series MS 98 112, 1%, tender 6/24/04 (Liquidity Facility Morgan Stanley) (b)(f)(g)	5,745	5,745
		131,779
Georgia - 2.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.3%, tender 3/25/04 (b)	3,000	3,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Lenox Pointe Proj.) Series 1996 A, 1%, LOC Southtrust Bank NA, VRDN (b)	10,705	10,705
(Timber Trace Apts. Proj.) 0.95%, LOC Freddie Mac, VRDN (b)	10,750	10,750
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 1%, LOC Suntrust Bank, VRDN (b)	16,400	16,400
Fulton County Hsg. Auth. Rev. 1.14% (American Int'l. Group, Inc. Guaranteed), VRDN (b)	10,500	10,500
Georgia Gen. Oblig. Participating VRDN Series PA 1243, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,970	9,970
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series SG 40, 0.99% (Liquidity Facility Societe Generale) (b)(f)	14,610	14,610
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,045	5,045
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	$ 5,900	$ 5,900
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 1.2%, tender 4/12/04 (b)	2,600	2,600
		89,480
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Bonds 2%, tender 7/1/04, LOC Societe Generale (b)	3,400	3,411
Illinois - 11.2%
Champaign County Cmnty. Unit School District #116 Urbana Participating VRDN Series Floaters 01 669, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	7,105	7,105
Chicago Board of Ed. Participating VRDN:
Series AAB 03 16, 1.02% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	9,995	9,995
Series BA 96 BB, 1.04% (Liquidity Facility Bank of America NA) (b)(f)	11,100	11,100
Series Merlots 97 E, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,125	3,125
Series MS 01 566, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	5,000	5,000
Series PT 1704, 0.99% (Liquidity Facility WestLB AG) (b)(f)	4,045	4,045
Series Putters 199, 0.99% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,610	10,610
Series SGA 98, 0.98% (Liquidity Facility Societe Generale) (b)(f)	7,820	7,820
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.) Series 2002 B, 1.15% tender 3/17/04, CP mode	1,000	1,000
Chicago Gen. Oblig. Participating VRDN Series Merlots 00 A12, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,715	2,715
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 0.99% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,680	5,680
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series EGL 03 15, 1.01% (Liquidity Facility Citibank NA, New York) (b)(f)	2,800	2,800
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.05%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	10,900	10,900
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,600	2,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Wtr. Rev. Participating VRDN: - continued
Series Merlots 97 V, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 4,660	$ 4,660
Series MS 01 560, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	10,000	10,000
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 1.01% (Liquidity Facility Citibank NA, New York) (b)(f)	16,850	16,850
Du Page County Rev. (Morton Arboretum Proj.) 0.95%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series PA 1166, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,805	10,805
Illinois Dev. Fin. Auth. Rev. (Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 1.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,600	3,600
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series Merlots 97 U, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,535	4,535
(Elmhurst College Proj.) 0.98%, LOC Bank One NA, Chicago, VRDN (b)	3,000	3,000
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 1% (Liquidity Facility Citibank NA, New York) (b)(f)	2,600	2,600
Series EGL 01 1307, 1.01% (Liquidity Facility Citibank NA, New York) (b)(f)	10,675	10,675
Series MS 98 143, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	13,560	13,560
Series PT 01 1760, 0.99% (Liquidity Facility BNP Paribas SA) (b)(f)	5,525	5,525
Series Putters 133, 0.99% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	15,520	15,520
Series 2003 B, 0.96% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	36,900	36,900
Illinois Health Facilities Auth. Rev.:
Participating VRDN Series PA 1217, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,375	6,375
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 1.04% (MBIA Insured), VRDN (b)	17,705	17,705
(OSF Health Care Sys. Proj.) 0.97%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 1.02% (Liquidity Facility Bank of America NA) (b)(f)	$ 7,045	$ 7,045
Series EGL 01 1306, 1% (Liquidity Facility Citibank NA, New York) (b)(f)	19,275	19,275
Series Merlots 01 A73, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,950	4,950
Series Merlots 02 A24, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,975	9,975
Series MSTC 9044, 0.99% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	7,355	7,355
Illinois Sales Tax Rev. Participating VRDN:
Series PT 1655, 0.99% (Liquidity Facility WestLB AG) (b)(f)	2,480	2,480
Series ROC II R4516, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	4,520	4,520
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 0.99% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,240	3,240
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville Participating VRDN Series EGL 00 1310, 1.01% (Liquidity Facility Citibank NA, New York) (b)(f)	14,850	14,850
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series EGL 02 6001, 1% (Liquidity Facility Citibank NA, New York) (b)(f)	5,400	5,400
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN Series SG 65, 0.99% (Liquidity Facility Societe Generale) (b)(f)	5,705	5,705
		344,600
Indiana - 1.1%
Carmel School Bldg. Corp. Participating VRDN Series PT 02 1458, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,035	1,035
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 0.98% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	3,350	3,350
Indiana Univ. Revs.:
Participating VRDN Series PT 03 1739, 1.01% (Liquidity Facility WestLB AG) (b)(f)	4,465	4,465
1% 6/10/04, LOC Bank One NA, Chicago, CP	3,300	3,300
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 0.98% (Liquidity Facility Societe Generale) (b)(f)	7,435	7,435
Indianapolis Gen. Oblig. Series 2002 A2, 1.15% 3/10/04, LOC Key Bank NA, CP	3,225	3,225
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 1.05%, LOC Key Bank NA, VRDN (b)	$ 3,200	$ 3,200
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.1% tender 4/8/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,600	2,600
Series 1985 L4, 1.1% tender 4/8/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000	4,000
Series 1985 L6, 1.1% tender 4/8/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,600	2,600
		35,210
Iowa - 0.8%
Iowa Gen. Oblig. TRAN 2% 6/29/04	25,800	25,880
Kansas - 0.7%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 1.1% tender 4/8/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	3,300	3,300
Series 1985 C2, 1.1% tender 4/8/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,500	5,500
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev. Participating VRDN Series Putters 324, 0.99% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,040	12,040
		20,840
Kentucky - 1.7%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J1, 1%, tender 4/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	4,465	4,465
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.08% tender 3/10/04, LOC PNC Bank NA, Pittsburgh, CP mode	12,500	12,500
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1992 A, 1.2% tender 3/8/04, CP mode	5,000	5,000
Series 1993 A, 1.2% tender 3/8/04, CP mode	2,000	2,000
Series 2001 A, 1.03% tender 3/4/04, CP mode	4,000	4,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Facilities Rev. (Highlands Reg'l. Med. Ctr. Proj.) Series 1998 A, 1.05%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,375	5,375
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	$ 4,700	$ 4,700
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.15% tender 3/9/04, CP mode	13,800	13,800
		51,840
Louisiana - 2.5%
Louisiana Office Facilities Lease Rev. Participating VRDN Series PT 2031, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,885	5,885
New Orleans Swr. Svc. Rev. BAN 2% 8/1/04	61,800	62,024
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.) Series 1994 B, 1.09%, VRDN (b)	10,000	10,000
		77,909
Maryland - 0.7%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.22% tender 3/11/04, CP mode	3,200	3,200
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.22% tender 3/12/04, CP mode	3,255	3,255
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series PT 916, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,000	6,000
Maryland Gen. Oblig. Participating VRDN Series MS 840, 0.97% (Liquidity Facility Morgan Stanley) (b)(f)	5,600	5,600
Maryland Health & Higher Edl. Facilities Auth. Rev. (Kennedy Krieger Institute Proj.) Series D, 0.99%, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,100	4,100
		22,155
Michigan - 1.7%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 1.04%, LOC Northern Trust Co., Chicago, VRDN (b)	5,300	5,300
Detroit City School District Participating VRDN Series Putters 388, 0.99% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,785	1,785
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A112, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,215	5,215
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,100	2,100
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1% (Liquidity Facility Citibank NA, New York) (b)(f)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Forest Hills Pub. Schools Participating VRDN Series PT 1762, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 2,625	$ 2,625
Grand Rapids Pub. Schools 0.96%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,000	2,000
Michigan Bldg. Auth. Rev. Participating VRDN Series MS 907, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	4,948	4,948
Michigan Hosp. Fin. Auth. Hosp. Rev. (Holland Cmnty. Hosp. Proj.) 0.96%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,750	3,750
Michigan Pub. Pwr. Agcy. Rev. Participating VRDN Series PA 1102, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,410	4,410
Michigan Strategic Fund Ltd. Oblig. Rev. Participating VRDN Series MS 00 382, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	8,745	8,745
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.4%, VRDN (b)	500	500
1.6%, VRDN (b)	8,075	8,075
		53,353
Minnesota - 1.4%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MS 01 634, 1.02% (Liquidity Facility Morgan Stanley) (b)(f)	7,800	7,800
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,795	3,795
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	7,300	7,300
Univ. of Minnesota Series 2001 C, 0.99% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	24,700	24,700
		43,595
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,395	3,395
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.01% (Liquidity Facility Citibank NA, New York) (b)(f)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Mississippi Gen. Oblig. Participating VRDN: - continued
Series Putters 138, 0.99% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	$ 9,960	$ 9,960
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 1.01% (MBIA Insured), VRDN (b)	7,900	7,900
		24,855
Missouri - 0.6%
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Participating VRDN Series Putters 382, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,110	8,110
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 1.86%, VRDN (b)	3,700	3,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 1049, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,110	5,110
		16,920
Nebraska - 1.0%
Douglas County School District #1 Participating VRDN:
Series MS 890, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	9,730	9,730
Series ROC II R4058, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	7,410	7,410
Omaha Convention Hotel Corp. Participating VRDN Series PA 1078, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995	4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.01% (Liquidity Facility Citibank NA, New York) (b)(f)	8,265	8,265
		30,400
Nevada - 1.6%
Carson City Hosp. Rev. (Carson-Tahoe Hosp. Proj.) Series B, 0.95%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,500	10,500
Clark County Gen. Oblig.:
Bonds 3% 7/1/04	8,185	8,237
Participating VRDN Series AAB 01 25, 1.02% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	19,505	19,505
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Clark County School District Participating VRDN Series PT 1721, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,605	$ 5,605
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1% (Liquidity Facility Societe Generale) (b)(f)	6,000	6,000
		49,847
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.03% tender 4/12/04, CP mode	4,000	4,000
New Jersey - 0.3%
New Jersey Gen. Oblig. Participating VRDN Series LB 03 L35J, 1.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	7,000	7,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series EGL 030034, 0.97% (Liquidity Facility Citibank NA, New York) (b)(f)	3,500	3,500
		10,500
New Mexico - 1.6%
New Mexico Gen. Oblig. TRAN:
Series A, 2% 6/30/04	45,000	45,138
2% 6/30/04	2,800	2,809
		47,947
New York - 4.7%
Battery Park City Auth. Rev. Participating VRDN Series PT 2057, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,395	5,395
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series PA 522, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,600	10,600
Series PA 996, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,900	4,900
New York City Gen. Oblig.:
Participating VRDN Series ROC 251, 1.01% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	8,000	8,000
RAN Series A, 2% 4/15/04	34,500	34,544
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 6, 1.03% 3/8/04 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	21,500	21,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN Series PT 2012, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,235	$ 5,235
New York State Thruway Auth. Gen. Rev. BAN 1.125% 3/25/04	9,500	9,500
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series PT 1922, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,330	6,330
New York State Urban Dev. Corp. Rev. Participating VRDN Series EGL 03 57, 0.97% (Liquidity Facility Citibank NA, New York) (b)(f)	9,880	9,880
New York Transitional Fin. Auth. Rev. Participating VRDN Series ROC II R2052, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,190	5,190
Syosset Central School District TAN 1.1% 6/29/04	7,300	7,300
Tobacco Settlement Fing. Corp. Participating VRDN Series PT 1907, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,400	5,400
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 030055, 0.97% (Liquidity Facility Citibank NA, New York) (b)(f)	10,000	10,000
Series PT 1092, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,300	2,300
		146,074
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 030059, 0.97% (Liquidity Facility Citibank NA, New York) (b)(f)	7,870	7,870
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.14% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	2,800	2,800
North Carolina - 1.3%
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II R4056, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	6,180	6,180
Mecklenburg County Gen. Oblig. Bonds Series 1994, 5.5% 4/1/12 (Pre-Refunded to 4/1/04 @ 102) (e)	7,375	7,551
North Carolina Cap. Facilities Fin. Agcy. Student Rev. Series 2001 A, 1.05%, LOC Wachovia Bank NA, VRDN (b)	11,325	11,325
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series PA 685R, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Gen. Oblig. Participating VRDN Series MSTC 01 125, 0.97% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	$ 2,400	$ 2,400
Wake County Gen. Oblig. Bonds Series 2003 B, 1.75%, tender 4/1/04 (Liquidity Facility Lloyds TSB Bank PLC) (b)	8,000	8,004
		40,455
North Dakota - 0.2%
North Dakota Muni. Bond Bank Participating VRDN Series PT 1919, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,580	6,580
Ohio - 2.7%
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 1615, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,670	5,670
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 1.04% (AMBAC Insured), VRDN (b)	7,040	7,040
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 1.04% (AMBAC Insured), VRDN (b)	2,300	2,300
Columbus Reg'l. Arpt. Auth. Rev. (Pooled Fing. Prog.) Series A, 0.96%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,200	3,200
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 1.04%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000	6,000
Kent City School District BAN 1.72% 5/27/04	3,200	3,205
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 1.04%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	15,645	15,645
Ohio Air Quality Dev. Auth. Rev. (Ohio Edison Co. Proj.) Series 2000 C, 0.98%, LOC Wachovia Bank NA, VRDN (b)	13,800	13,800
Ohio Bldg. Auth. Participating VRDN Series PT 1824, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,095	1,095
Ohio Gen. Oblig. Participating VRDN Series Putters 392, 0.96% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,975	8,975
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	5,200	5,200
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 1%, LOC Bank One NA, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,500	8,500
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 A, 0.99%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,690	3,690
		84,320
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - 1.0%
Portland Swr. Sys. Rev. Participating VRDN Series MS 00 386, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	$ 18,300	$ 18,300
Umatilla County School District #8R Hermiston Bonds Series Putters 259, 1.05%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	5,945	5,945
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 0.99% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,410	5,410
		29,655
Pennsylvania - 3.9%
Allegheny County Hosp. Dev. Auth. Rev.:
Participating VRDN Series PT 878, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	23,965	23,965
(Presbyterian Univ. Health Sys. Proj.) Series 1990 A, 0.95% (MBIA Insured), VRDN (b)	6,930	6,930
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series A, 1% tender 4/6/04, LOC Bank One NA, Chicago, CP mode	5,100	5,100
Erie County Gen. Oblig. Participating VRDN Series PT 1961, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,485	6,485
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 1%, LOC Bank of New York, New York, VRDN (b)	4,900	4,900
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.02% (AMBAC Insured), VRDN (b)	30,600	30,600
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Dr. Gertrude Barber Ctr. Proj.) 1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,500	6,500
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series AAB 03 24, 1% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	2,300	2,300
Series Putters 371Z, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,100	2,100
Philadelphia Auth. Indl. Dev. Lease Rev. Participating VRDN Series PA 1222, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,000	6,000
Philadelphia Gas Works Rev. Participating VRDN Series Putters 384, 1.03% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,550	1,550
Philadelphia Gen. Oblig. TRAN 2% 6/30/04	4,800	4,816
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series SG 158, 0.96% (Liquidity Facility Societe Generale) (b)(f)	20,000	20,000
		121,246
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - 1.3%
Berkeley County School District Participating VRDN Series MSCO 01 656, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	$ 6,000	$ 6,000
Charleston Wtrwks. & Swr. Rev. Series A, 0.97% (Liquidity Facility Bank of America NA), VRDN (b)	9,000	9,000
Chesterfield County School District Participating VRDN Series PT 02 1453, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,485	6,485
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series PT 1877, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,820	5,820
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series Putters 316, 0.99% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	2,490	2,490
Western Carolina Reg'l. Swr. Auth. Swr. Sys. Rev. Participating VRDN Series Floaters 01 606, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	6,550	6,550
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.8% tender 5/11/04, CP mode	4,600	4,600
		40,945
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,235	6,235
Tennessee - 2.5%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	6,100	6,100
Elizabethton Health & Edl. Facilities Board Rev. Participating VRDN Series PT 894, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995	4,995
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	6,525	6,525
Knox County Health Edl. & Hsg. Facilities Board Rev. (Laughlin Memorial Hosp. Proj.) Series A1, 1.05%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	7,300	7,300
Memphis Elec. Sys. Rev. Participating VRDN Series MS 879, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	9,245	9,245
Memphis Gen. Oblig. 1.04% 3/11/04 (Liquidity Facility WestLB AG), CP	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County District Energy Sys. Rev. Participating VRDN Series ROC II R2072, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	$ 2,135	$ 2,135
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 01 4201, 1.01% (Liquidity Facility Citibank NA, New York) (b)(f)	10,640	10,640
Series 2001 X, 1% 4/8/04, CP	10,700	10,700
Series 2003 A, 1.05% 3/1/04, CP	8,700	8,700
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Saint Benedict Auburndale School Proj.) 0.99%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	5,000	5,000
		76,340
Texas - 18.8%
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 0.98% (Liquidity Facility Societe Generale) (b)(f)	9,680	9,680
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 0.99% (Liquidity Facility Bank of America NA) (b)(f)	5,790	5,790
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.):
Series 2001 1, 1% (MBIA Insured), VRDN (b)	7,200	7,200
Series B1, 1% (MBIA Insured), VRDN (b)	3,900	3,900
Brazos Hbr. Indl. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 1.05% tender 4/2/04, CP mode	4,000	4,000
Cypress-Fairbanks Independent School District Participating VRDN:
Series EGL 00 4304, 1% (Liquidity Facility Citibank NA, New York) (b)(f)	5,000	5,000
Series ROC II R4514, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,540	5,540
Denton Independent School District Participating VRDN Series SG 02 166, 0.99% (Liquidity Facility Societe Generale) (b)(f)	20,120	20,120
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 0.98% (Liquidity Facility Societe Generale) (b)(f)	15,230	15,230
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 0.98% (Liquidity Facility Societe Generale) (b)(f)	8,600	8,600
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 1% (Liquidity Facility Societe Generale) (b)(f)	4,500	4,500
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,610	9,610
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Grapevine-Colleyville Independent School District Participating VRDN Series SG 69, 0.99% (Liquidity Facility Societe Generale) (b)(f)	$ 6,575	$ 6,575
Harris County Flood District Cont. Ctfs. of Prtn. 1.02% 7/15/04, LOC Landesbank Hessen-Thuringen, CP	1,200	1,200
Harris County Gen. Oblig.:
Participating VRDN:
Series MS 885, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	5,000	5,000
Series ROC II R1029, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	3,480	3,480
Series SG 96, 0.99% (Liquidity Facility Societe Generale) (b)(f)	4,200	4,200
Series A1, 1.05% 3/9/04, CP	5,372	5,372
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series FRRI 99 A53, 1.11% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	6,200	6,200
Harris County Hosp. District Rev. Bonds Series PT 726, 1.35%, tender 12/9/04 (Liquidity Facility BNP Paribas SA) (b)(f)(g)	4,995	4,995
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	12,475	12,475
Series SG 03 161, 1.01% (Liquidity Facility Societe Generale) (b)(f)	18,435	18,435
Houston Gen. Oblig.:
Series A, 1.03% 3/5/04, CP	18,600	18,600
Series B, 1% 8/12/04, CP	5,000	5,000
Houston Health Facilities Dev. Corp. Retirement Facility Rev. (Buckingham Sr. Living Cmnty. Proj.) Series C, 0.98%, LOC Lasalle Bank NA, VRDN (b)	8,000	8,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 1.05% 4/8/04, CP	7,200	7,200
Houston Independent School District Bonds 1.05%, tender 6/3/04 (Permanent School Fund of Texas Guaranteed) (b)	12,400	12,399
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,790	3,790
Series MS 00 427, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	8,245	8,245
Series MS 00 495, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	6,038	6,038
Series SG 120, 0.99% (Liquidity Facility Societe Generale) (b)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Irving Independent School District Participating VRDN Series ROC II R2028, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	$ 3,385	$ 3,385
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,200	10,200
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,280	4,280
Mesquite Independent School District Participating VRDN Series PT 1386, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,540	8,540
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 0.99% (Liquidity Facility Societe Generale) (b)(f)	23,940	23,940
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.04% tender 4/7/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,600	5,600
Round Rock Independent School District Participating VRDN Series MS 01 578, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	3,875	3,875
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 876, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	2,995	2,995
Series ROC II R3011, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	7,380	7,380
Series SG 101, 0.99% (Liquidity Facility Societe Generale) (b)(f)	5,405	5,405
Series SG 107, 0.99% (Liquidity Facility Societe Generale) (b)(f)	5,160	5,160
Series A:
0.99% 4/5/04, CP	5,100	5,100
1.03% 3/5/04, CP	10,000	10,000
0.99% (Liquidity Facility Bank of America NA), VRDN (b)	37,200	37,200
San Antonio Independent School District:
Bonds Series AAB 01 28, 1.1%, tender 3/17/04 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)(g)	3,900	3,900
Participating VRDN Series EGL 01 4311, 1% (Liquidity Facility Citibank NA, New York) (b)(f)	4,800	4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 0.98% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	$ 10,505	$ 10,505
Series PT 1610, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,765	6,765
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,935	3,935
Texas Gen. Oblig.:
Participating VRDN Series ROC II R4020, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	3,600	3,600
TRAN 2% 8/31/04	150,000	150,631
Texas Tech Univ. Revs. Series A1, 0.98% 4/8/04, CP	3,500	3,500
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 0.98% (Liquidity Facility Societe Generale) (b)(f)	10,470	10,470
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	4,205	4,205
		580,745
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series MS 00 409, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	13,800	13,800
Virginia - 1.5%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,800	2,800
Fairfax County Gen. Oblig. Participating VRDN Series ROC II R4016, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	3,405	3,405
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.15% tender 3/4/04, CP mode	2,800	2,800
1.15% tender 3/12/04, CP mode	4,000	4,000
1.15% tender 4/6/04, CP mode	4,000	4,000
1.15% tender 4/8/04, CP mode	3,700	3,700
Series 1987, 1.22% tender 3/11/04, CP mode	1,100	1,100
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	5,400	5,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN: - continued
Series Putters 134, 0.99% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	$ 6,985	$ 6,985
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	8,400	8,400
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 0.99% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	4,185	4,185
		46,775
Washington - 5.8%
Benton County School District #400 Richland Participating VRDN Series PT 1888, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,560	6,560
Clark County Pub. Util. District #1 Generating Sys. Rev. Participating VRDN Series Merlots 01 A122, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,095	4,095
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1606, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,805	5,805
Series PT 615, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,255	16,255
Series Putters 248, 0.99% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,785	3,785
Kent Gen. Oblig. Participating VRDN Series SGA 27, 0.98% (Liquidity Facility Societe Generale) (b)(f)	5,070	5,070
King County Gen. Oblig. Participating VRDN Series PT 1569, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,335	9,335
King County Swr. Rev.:
Participating VRDN:
Series Merlots 00 E, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,900	1,900
Series MS 01 554, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	9,775	9,775
Series 2001 B, 0.96%, LOC Landesbank Hessen-Thuringen, VRDN (b)	10,000	10,000
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 1%, LOC Bank of America NA, VRDN (b)	7,955	7,955
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1605, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,800	6,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Seattle Gen. Oblig. Participating VRDN Series SGB 12, 1% (Liquidity Facility Societe Generale) (b)(f)	$ 2,600	$ 2,600
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Merlots 01 A56, 1.02% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,935	9,935
Series ROC II R2055, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	6,685	6,685
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	4,995	4,995
Washington Gen. Oblig. Participating VRDN:
Series 1998 C, 1.02% (Liquidity Facility Bank of America NA) (b)(f)	5,715	5,715
Series EGL 96 4701, 1% (Liquidity Facility Citibank NA, New York) (b)(f)	4,000	4,000
Series EGL 98 4703, 1% (Liquidity Facility Citibank NA, New York) (b)(f)	9,900	9,900
Series PT 1937, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,800	12,800
Series SG 37, 0.99% (Liquidity Facility Societe Generale) (b)(f)	5,580	5,580
Series SGA 34, 0.98% (Liquidity Facility Societe Generale) (b)(f)	3,255	3,255
Series SGA 35, 0.98% (Liquidity Facility Societe Generale) (b)(f)	8,990	8,990
Series SGA 36, 0.98% (Liquidity Facility Societe Generale) (b)(f)	11,000	11,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	6,100	6,100
		178,890
Wisconsin - 1.7%
Milwaukee Redev. Auth. Rev. Participating VRDN Series PT 2042, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,025	6,025
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.1%, VRDN (b)	3,300	3,300
Wisconsin Gen. Oblig.:
Participating VRDN:
Series PT 1231, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	15,540	15,540
Series PT 2076, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,520	3,520
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
TRAN 2.25% 6/15/04	$ 11,000	$ 11,035
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds Series PT 761, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	10,385	10,385
Participating VRDN Series PA 970, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,995	2,995
		52,800
Wyoming - 0.3%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 1%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (b)	2,800	2,800
Wyoming Ed. Fund RAN 1.5% 6/29/04	6,900	6,912
		9,712
	Shares
Other - 2.3%
Fidelity Tax-Free Cash Central Fund, 0.92% (c)(d)	70,847,400	70,847
TOTAL INVESTMENT PORTFOLIO - 100.8%		3,108,433
NET OTHER ASSETS - (0.8)%		(23,678)
NET ASSETS - 100%		$ 3,084,755
Total Cost for Income Tax Purposes $ 3,108,433
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $149,275,000 or 4.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Bonds: Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 56,900
Series LB 03 F8J, 1.13%, tender 3/16/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 57,200
Harris County Hosp. District Rev. Bonds Series PT 726, 1.35%, tender 12/9/04 (Liquidity Facility BNP Paribas SA)	1/23/03	$ 4,995
Security	Acquisition Date	Cost (000s)
San Antonio Independent School District Bonds Series AAB 01 28, 1.1%, tender 3/17/04 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 3,900
Tampa Bay Wtr. Util. Sys. Rev. Bonds Series MS 98 112, 1%, tender 6/24/04 (Liquidity Facility Morgan Stanley)	7/16/02 - 6/26/03	$ 5,745
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/10/03	$ 4,205
Umatilla County School District #8R Hermiston Bonds Series Putters 259, 1.05%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	1/9/04	$ 5,945
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series PT 761, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/12/03	$ 10,385

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 3,108,433
Cash		10,193
Receivable for investments sold		7,800
Receivable for fund shares sold		16,171
Interest receivable		9,093
Receivable from investment adviser for expense reductions		300
Other receivables		18
Total assets		3,152,008

Liabilities
Payable for investments purchased Regular delivery	$ 29,013
Delayed delivery	1,253
Payable for fund shares redeemed	35,751
Distributions payable	130
Accrued management fee	1,097
Other affiliated payables	9
Total liabilities		67,253

Net Assets		$ 3,084,755
Net Assets consist of:
Paid in capital		$ 3,084,087
Accumulated net realized gain (loss) on investments		668
Net Assets, for 3,083,687 shares outstanding		$ 3,084,755
Net Asset Value, offering price and redemption price per share ($3,084,755 ÷ 3,083,687 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2004 (Unaudited)

Investment Income
Interest		$ 16,033

Expenses
Management fee	$ 6,463
Non-interested trustees' compensation	9
Total expenses before reductions	6,472
Expense reductions	(1,603)	4,869
Net investment income		11,164
Net realized gain (loss) on investment securities		503
Net increase in net assets resulting from operations		$ 11,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2004 (Unaudited)	Year ended August 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,164	$ 28,580
Net realized gain (loss)	503	1,117
Net increase (decrease) in net assets resulting from operations	11,667	29,697
Distributions to shareholders from net investment income	(11,164)	(28,580)
Distributions to shareholders from net realized gain	(604)	-
Total distributions	(11,768)	(28,580)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,650,466	3,271,539
Reinvestment of distributions	10,747	25,679
Cost of shares redeemed	(1,614,270)	(3,011,002)
Net increase (decrease) in net assets and shares resulting from share transactions	46,943	286,216
Total increase (decrease) in net assets	46,842	287,333

Net Assets
Beginning of period	3,037,913	2,750,580
End of period	$ 3,084,755	$ 3,037,913

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2004	Years ended August 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.010	.015	.033	.036	.029
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.004	.010	.015	.033	.036	.029
Distributions from net investment income	(.004)	(.010)	(.015)	(.033)	(.036)	(.029)
Distributions from net realized gain	- F	-	-	-	-	-
Total distributions	(.004)	(.010)	(.015)	(.033)	(.036)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.39%	.98%	1.48%	3.38%	3.63%	2.95%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.43%	.44%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.33% A	.33%	.34%	.40%	.40%	.40%
Expenses net of all reductions	.33% A	.31%	.30%	.37%	.40%	.39%
Net investment income	.75% A	.97%	1.45%	3.31%	3.56%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$ 3,085	$ 3,038	$ 2,751	$ 2,453	$ 2,214	$ 2,216

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $967 for the period.

Semiannual Report

4. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $1,538.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $65.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY
and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal
Money Market Funds

Arizona Municipal Money Market

California Municipal Money Market

Connecticut Municipal Money Market

Florida Municipal Money Market

Massachusetts Municipal Money Market

Michigan Municipal Money Market

Municipal Money Market

New Jersey Municipal Money Market

New York Municipal Money Market

Ohio Municipal Money Market

Pennsylvania Municipal Money Market

Spartan California Municipal
Money Market

Spartan Connecticut Municipal
Money Market

Spartan Massachusetts Municipal
Money Market

Spartan Municipal Money

Spartan New Jersey Municipal
Money Market

Spartan New York Municipal
Money Market

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMM-USAN-0404
1.790945.100

Fidelity®

Municipal Money Market

Fund

Semiannual Report

February 29, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/29/04	% of fund's investments 8/31/03	% of fund's investments 2/28/03
0 - 30	74.2	80.0	82.8
31 - 90	8.4	3.9	3.7
91 - 180	10.0	6.8	5.9
181 - 397	7.4	9.3	7.6
Weighted Average Maturity
	2/29/04	8/31/03	2/28/03
Fidelity Municipal Money Market	38 Days	45 Days	33 Days
All Tax-Free Money Market Funds Average *	39 Days	48 Days	38 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2004	As of August 31, 2003
Variable Rate Demand Notes (VRDNs) 61.2%	Variable Rate Demand Notes (VRDNs) 61.7%
Commercial Paper (including CP Mode) 10.1%	Commercial Paper (including CP Mode) 6.9%
Tender Notes and Bonds 11.4%	Tender Notes and Bonds 10.7%
Municipal Notes 10.9%	Municipal Notes 6.1%
Municipal Bonds 0.5%	Municipal Bonds 0.7%
Fidelity Municipal Cash Central Fund 6.1%	Fidelity Municipal Cash Central Fund 11.8%
Net Other Assets** (0.2)%	Net Other Assets 2.1%

** Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 29, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.2%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.4%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	$ 6,623	$ 6,623
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 1.1%, LOC Southtrust Bank NA, VRDN (c)(f)	7,500	7,500
(Gazebo East Proj.) Series 1991 B, 1.08%, LOC Southtrust Bank NA, VRDN (c)	2,710	2,710
(Liberty Square Apts. Proj.) Series C, 1.1%, LOC Southtrust Bank NA, VRDN (c)(f)	8,500	8,500
(Sundown Apts. Proj.) Series 2000 E, 1.05%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	17,375	17,375
Alabama Indl. Dev. Auth. Rev. (Southern Ionics, Inc. Proj.) 1.1%, LOC Southtrust Bank NA, VRDN (c)(f)	600	600
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 1.1%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber Museum Proj.) 1%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	16,000	16,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series EGL 030007 Class A, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	4,875	4,875
Series EGL 02 6009, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	4,100	4,100
Columbia Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) 1.07%, VRDN (c)(f)	15,000	15,000
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.02%, VRDN (c)(f)	17,000	17,000
Florence Indl. Dev. Board Indl. Dev. Rev. (Robert J. Bevis Proj.) Series 1990, 1.05%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	725	725
Fultondale Indl. Dev. Board (Melsur Corp. Proj.) Series 2000, 1.1%, LOC Key Bank NA, VRDN (c)(f)	4,265	4,265
Houston County Health Care Auth. Rev. Participating VRDN:
Series PT 879, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,195	10,195
Series PT 880, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	13,630	13,630
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - continued
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 8,200	$ 8,200
Jefferson County Swr. Rev.:
Bonds Series PT 849, 1.2%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	12,495	12,495
Participating VRDN:
Series EGL 02 6016, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	5,000	5,000
Series PT 1838, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,680	10,680
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.) 1.1%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	4,365	4,365
Mobile Indl. Dev. Board Exempt Facilities Rev. (Degussa-Hills Proj.) Series 2000 A, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 1.05%, VRDN (c)(f)	5,300	5,300
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 1.1%, LOC Southtrust Bank NA, VRDN (c)(f)	1,340	1,340
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 1.1%, LOC Bank of America NA, VRDN (c)(f)	1,570	1,570
		205,548
Alaska - 1.9%
Alaska Gen. Oblig. Participating VRDN Series PT 1825, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	20,965	20,965
Alaska Hsg. Fin. Corp.:
Participating VRDN Series Merlots 99 D, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	12,900	12,900
Series A, 1.01% (FSA Insured), VRDN (c)(f)	113,000	113,000
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN:
Series PT 1861, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,970	11,970
Series PT 862, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,995	9,995
Alaska Intl. Arpts. Revs. Participating VRDN:
Series Merlots 99 I, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	7,500	7,500
Series ROC II R138, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	8,015	8,015
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alaska - continued
Valdez Marine Term. Rev. Bonds:
(ConocoPhillips Proj.):
Series 1994 A, 1.25% tender 6/1/04, CP mode	$ 29,300	$ 29,300
Series 1994 B, 1.25% tender 6/1/04, CP mode	26,900	26,900
Series 1994 C, 1.25% tender 6/1/04, CP mode	27,200	27,200
(Phillips Trans. Proj.) 1.5%, tender 5/1/04 (c)	5,700	5,700
		273,445
Arizona - 1.5%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 0.99% (Liquidity Facility WestLB AG) (c)(h)	18,140	18,140
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 1.05%, tender 3/1/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (c)(f)	11,300	11,300
Maricopa County Gen. Oblig. Bonds 4% 7/1/04	13,715	13,853
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.1% tender 4/7/04, CP mode (f)	3,335	3,335
(Clayton Homes, Inc. Proj.) Series 1998, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
Bonds (San Angelin Apts. Proj.) 1.3%, tender 5/14/04 (c)(f)	4,700	4,700
(Ranchwood Apt. Proj.) Series 2001 A, 1.01%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(San Lucas Apts. Proj.) 0.99%, LOC Fannie Mae, VRDN (c)(f)	6,850	6,850
(San Martin Apts. Proj.) Series A2, 0.99%, LOC Fannie Mae, VRDN (c)(f)	4,460	4,460
(San Miguel Apts. Proj.) 0.99%, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Sands Apts. Proj.) Series 2001 A, 1.01%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	3,420	3,420
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,440	4,440
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	1,395	1,395
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 1.05%, LOC Gen. Elec. Cap. Corp., VRDN (c)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 1.16%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 1,540	$ 1,540
(Plastican Proj.) Series 1997, 1.03%, LOC Fleet Bank NA, VRDN (c)(f)	3,525	3,525
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A23, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,015	1,015
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 1.01%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.12% (Liquidity Facility Bank of New York New York) (c)(f)(h)	10,570	10,570
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series ROC II R1002, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	14,215	14,215
Series 1997 A:
1% 7/14/04, CP	17,200	17,200
1.03% 3/4/04, CP	16,259	16,259
1.03% 6/3/04, CP	21,000	21,000
1.05% 6/10/04, CP	10,600	10,600
Tempe Union High School District #213 Bonds (1994 Proj.) Series B, 5% 7/1/06 (Pre-Refunded to 7/1/04 @ 101) (g)	3,900	3,990
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 1.06% tender 4/12/04, CP mode	8,560	8,560
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 1.17%, LOC Bank One NA, Chicago, VRDN (c)(f)	2,680	2,680
		220,547
Arkansas - 0.7%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 1.1%, LOC Bank of America NA, VRDN (c)(f)	2,900	2,900
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	7,360	7,360
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.) 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	14,000	14,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 1.1%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	8,200	8,200
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters 01 708, 1.07% (Liquidity Facility Morgan Stanley) (c)(f)(h)	41,600	41,600
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 1.1%, LOC Fortis Banque SA, VRDN (c)(f)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arkansas - continued
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 1.1%, LOC Bank of America NA, VRDN (c)(f)	$ 5,500	$ 5,500
Fayetteville Pub. Facilities Board (Butterfield Trail Village Proj.) 1.04%, LOC U.S. Bank NA, Minnesota, VRDN (c)	11,500	11,500
Harrison Indl. Dev. Rev. (Rock-Tenn Converting Co. Proj.) Series 1993, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	2,500	2,500
Pine Bluff Indl. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 1.2%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	2,985	2,985
		106,045
California - 5.2%
California Gen. Oblig.:
Bonds:
Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)(i)	252,300	252,300
Series LB 03 F8J, 1.13%, tender 3/16/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)(i)	252,200	252,200
RAN:
Series A1, 2% 6/23/04, LOC HSH Nordbank AG	18,700	18,754
Series A2, 2% 6/23/04, LOC Citibank NA, New York	37,200	37,307
Series A3, 2% 6/23/04, LOC BNP Paribas SA, LOC UBS AG	31,065	31,156
Series A4, 2% 6/23/04, LOC Bank of Nova Scotia New York Agcy.	24,800	24,872
Series A5, 2% 6/23/04, LOC Bayerische Landesbank Girozentrale	36,800	36,906
Series A6, 2% 6/23/04, LOC DEPFA BANK PLC	24,800	24,872
California Higher Ed. Student Ln. Auth. Rev. Bonds Series A4, 1.1%, tender 4/1/04, LOC Sallie Mae (c)(f)	13,000	13,000
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN Series PT 843, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,640	3,640
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.05%, VRDN (c)	22,700	22,700
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Bonds (Wilshire Station Apts. Proj.) 1.15%, tender 4/1/04 (c)(f)	9,990	9,990
Los Angeles Gen. Oblig. TRAN 2% 6/30/04	22,500	22,578
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Orange County Hsg. Fin. Auth. Mtg. Rev. Participating VRDN Series EGL 96 C0906, 1.06% (Liquidity Facility Citibank NA, New York) (c)(f)(h)	$ 425	$ 425
Southern California Home Fin. Auth. Single Family Mtg. Rev. Bonds 1.1%, tender 11/1/04 (c)(f)	10,000	10,000
		760,700
Colorado - 2.7%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,925	5,925
Arapaho County School District #6, Littleton Participating VRDN Series PT 1983, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,475	7,475
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 1.15%, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Ed. Ln. Prog. TRAN 1.75% 8/9/04	30,700	30,780
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series PA 02 1094, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.1%, LOC Bank One NA, Chicago, VRDN (c)	13,800	13,800
1% 8/19/04, LOC JPMorgan Chase Bank, CP	10,000	10,000
Colorado Hsg. & Fin. Auth.:
Participating VRDN:
Series BA 96 E, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	1,295	1,295
Series FRRI 00 A3, 1.16% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	780	780
Series FRRI 00 A4, 1.11% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	1,840	1,840
Series FRRI L37J, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	9,800	9,800
Series FRRI L9, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,030	2,030
Series LB 03 L31J, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	9,500	9,500
Series Merlots 01 A20, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	3,910	3,910
Series PT 1373, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,185	4,185
Series PT 557, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,675	1,675
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth.: - continued
Participating VRDN:
Series Putters 120, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	$ 4,010	$ 4,010
Series Putters 251, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	3,820	3,820
Class C I2, 1.01% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	15,000	15,000
Series 2003 B3, 1.01% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)(f)	17,000	17,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 1.05%, LOC Bank of America NA, VRDN (c)(f)	7,000	7,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1% (Liquidity Facility Societe Generale) (c)(h)	11,480	11,480
Denver City & County Arpt. Rev.:
Participating VRDN:
Series FRRI 01 F12, 1.06% (Liquidity Facility Bank of New York New York) (c)(f)(h)	5,000	5,000
Series Merlots 97 Q, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	6,600	6,600
Series PA 762, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PA 764R, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PT 724, 1.05% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	8,250	8,250
Series PT 782, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,515	5,515
Series RF 02 E14, 1.14% (Liquidity Facility Bank of New York New York) (c)(f)(h)	44,645	44,645
Series 2000 B, 1.04% (MBIA Insured), VRDN (c)(f)	49,000	49,000
Denver City & County Board Wtr. Rev. Participating VRDN Series PT 1872, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,860	7,860
Denver City & County Spl. Facilities Arpt. Rev. (Worldport at DIA Proj.) Series A, 1.04%, LOC JPMorgan Chase Bank, VRDN (c)(f)	9,705	9,705
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 1.17%, LOC Bank One NA, Chicago, VRDN (c)(f)	915	915
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.99%, LOC Fannie Mae, VRDN (c)(f)	7,250	7,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Lakewood Hsg. Auth. Multi-family Rev.: - continued
(Timberleaf Apts. Proj.) 0.99%, LOC Fannie Mae, VRDN (c)(f)	$ 13,850	$ 13,850
Lower Colorado River Auth. Rev. Participating VRDN Series EGL 01 4313, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	7,500	7,500
Monte Vista Swr. Rev. Series 1992, 1.1%, LOC Wachovia Bank NA, VRDN (c)(f)	2,310	2,310
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 1.1%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,505	7,505
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	2,970	2,970
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.08%, tender 8/2/04 (c)	13,000	13,000
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 1.15%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		390,485
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.55%, VRDN (c)	4,300	4,300
Series 1999 A, 1.5%, VRDN (c)	6,730	6,730
Series 1999 B, 1.6%, VRDN (c)(f)	9,000	9,000
Delaware Hsg. Auth. Rev.:
Bonds Series 03 L52J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)(i)	11,850	11,850
Participating VRDN Series FRRI 02 L8, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,290	7,290
		39,170
District Of Columbia - 2.4%
District of Columbia Enterprise Zone Rev. (Crowell & Moring LLP Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	3,700	3,700
District of Columbia Gen. Oblig. Participating VRDN:
Series PT 1931, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	19,400	19,400
Series ROC II 99 10, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	5,905	5,905
District of Columbia Hosp. Rev. Participating VRDN Series Floaters 01 712, 1.04% (Liquidity Facility Morgan Stanley) (c)(h)	18,795	18,795
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 1.15%, LOC Bank of America NA, VRDN (c)(f)	$ 3,170	$ 3,170
(WDC I LP Dev. Proj.) Series 2000, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	8,675	8,675
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.14% (Liquidity Facility Bank of New York New York) (c)(f)(h)	3,300	3,300
District of Columbia Hsg. Fin. Auth. Multi-family Hsg. Rev. (Mount Vernon Plaza Apts. Proj.) Series 1991, 1.02%, LOC Bank One NA, VRDN (c)(f)	13,105	13,105
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	4,750	4,750
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	8,850	8,850
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	7,500	7,500
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,150	5,150
District of Columbia Wtr. & Swr. Auth. Participating VRDN:
Series EGL 98 5201, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	12,300	12,300
Series ROC II 99 5, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	9,505	9,505
Metro. Washington Arpt. Auth. Sys. Rev.:
Participating VRDN:
Series PT 1991, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,260	3,260
Series PT 736, 1.05% (Liquidity Facility Danske Bank AS) (c)(f)(h)	4,645	4,645
Series ROC II R195, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	5,995	5,995
1% (FSA Insured), VRDN (c)(f)	144,500	144,500
Metro. Washington Arpts. Auth. Passenger Facility Charges Rev.:
Bonds Series 1999 A, 1.08% tender 3/25/04, LOC Bank of America NA, CP mode (f)	50,000	50,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
Metro. Washington Arpts. Auth. Passenger Facility Charges Rev.: - continued
Series 1999 B:
1.05% 4/15/04, LOC Bank of America NA, CP (f)	$ 5,800	$ 5,800
1.1% 4/9/04, LOC Bank of America NA, CP (f)	17,100	17,100
		355,405
Florida - 3.7%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 0.99% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	10,000	10,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apartments Proj.) Series A, 1.02%, LOC Fannie Mae, VRDN (c)(f)	17,185	17,185
Deltona Util. Sys. Rev. Participating VRDN Series PT 2024, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,235	5,235
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.14% (Liquidity Facility Bank of New York New York) (c)(f)(h)	8,450	8,450
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	4,000	4,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series PT 1743, 0.99% (Liquidity Facility WestLB AG) (c)(h)	3,000	3,000
Series PT 1747, 0.99% (Liquidity Facility WestLB AG) (c)(h)	4,965	4,965
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2030, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,265	14,265
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series Floaters 722, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	3,800	3,800
Florida Hsg. Fin. Corp. Multi-family Rev. (Avalon Reserve Apts. Proj.) Series 2003 R1, 1.02%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Florida Hsg. Fin. Corp. Rev. (Riverside Apts. Proj.) Series 2000 1, 1%, LOC Bank of America NA, VRDN (c)(f)	8,000	8,000
Florida Local Govt. Fin. Auth. Rev. Series A, 1% 7/15/04, LOC Wachovia Bank NA, CP	29,400	29,400
Florida Tpk. Auth. Tpk. Rev. Participating VRDN Series PT 1944, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,385	14,385
Hillsborough County Aviation Auth. Rev. Series B:
0.98% 4/8/04, LOC Landesbank Baden-Wuerttemberg, CP (f)	22,800	22,800
1% 4/6/04, LOC Landesbank Baden-Wuerttemberg, CP (f)	8,300	8,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Hunters Run Apts. Proj.) Series 2002 A, 1%, LOC Bank of America NA, VRDN (c)(f)	$ 9,000	$ 9,000
Hillsborough County School Board Ctfs. of Prtn. Participating VRDN Series PT 1694, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,380	14,380
Jacksonville Elec. Auth. Rev. Participating VRDN Series Merlots 00 FF, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	4,670	4,670
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 A, 0.97% 3/8/04, CP	20,400	20,400
Miami-Dade County Aviation Rev. Participating VRDN Series 2003 L22J, 1.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	9,445	9,445
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2097, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,790	5,790
Miami-Dade County Gen. Oblig.:
Series A, 1% 3/16/04, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (f)	3,500	3,500
Series B:
0.97% 4/8/04, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	18,099	18,099
1.02% 3/19/04, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,481	13,481
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series PT 884, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,600	5,600
Miami-Dade County Indl. Dev. Auth. Rev. (Airis Miami LLC Proj.) Series 1999 A, 1% (AMBAC Insured), VRDN (c)(f)	21,000	21,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apt. Proj.) Series 2000 F, 1.02%, LOC Fannie Mae, VRDN (c)(f)	5,750	5,750
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 1.09%, LOC Nat'l. City Bank, VRDN (c)(f)	1,200	1,200
Orange County Sales Tax Rev. Participating VRDN Series PT 1557, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,700	9,700
Orlando Utils. Commission Wtr. & Elec. Rev. Series 1999 A, 1.03% 6/10/04, CP	13,900	13,900
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,700	3,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	$ 5,000	$ 5,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 1.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	6,800	6,800
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.03%, VRDN (c)(f)	58,785	58,785
Seminole County School District TAN 2% 8/20/04	2,000	2,009
Sunshine State Govt. Fing. Commission Rev.:
Series A:
1% 7/12/04 (FGIC Insured) (AMBAC Insured), CP	4,412	4,412
1.05% 4/8/04 (FGIC Insured) (AMBAC Insured), CP	16,055	16,055
Series G:
0.95% 4/14/04 (FGIC Insured), CP	6,500	6,500
0.98% 4/7/04 (FGIC Insured), CP	10,940	10,940
1% 4/7/04 (FGIC Insured), CP (f)	4,900	4,900
1.03% 7/9/04 (FGIC Insured), CP (f)	2,500	2,500
1.05% 6/9/04 (FGIC Insured), CP (f)	10,600	10,600
1.08% 3/10/04 (FGIC Insured), CP (f)	4,000	4,000
1.1% 3/4/04 (FGIC Insured), CP	18,895	18,895
0.98% 4/5/04 (FGIC Insured), CP	13,155	13,155
Tampa Bay Wtr. Util. Sys. Rev. 1.05%, LOC Bank of America NA, VRDN (c)(f)	52,290	52,290
		537,741
Georgia - 4.1%
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,000	5,000
Series MS 00 313, 1.07% (Liquidity Facility Morgan Stanley) (c)(f)(h)	4,090	4,090
Series MS 00 375, 1.02% (Liquidity Facility Morgan Stanley) (c)(h)	14,345	14,345
Atlanta Gen. Oblig. Participating VRDN Series SG 123, 0.99% (Liquidity Facility Societe Generale) (c)(h)	9,845	9,845
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	4,500	4,500
(Brentwood Creek Apts. Proj.) Series 1999, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	4,530	4,530
(Carver Redev. Partnership I LP Proj.):
Series 2000, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	6,440	6,440
1.05%, LOC Suntrust Bank, VRDN (c)(f)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.: - continued
(Collegetown at Harris Homes Phase I Proj.) 0.99%, LOC Fannie Mae, VRDN (c)(f)	$ 5,650	$ 5,650
(Peaks at West Atlanta Proj.) Series 2001, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	5,000	5,000
(Villages of Cascade Proj.) Series 1997 A, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	6,520	6,520
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series BA 02 A, 1.04% (Liquidity Facility Bank of America NA) (c)(h)	4,520	4,520
Bartow County Dev. Auth. Multi-family Hsg. Rev. (Somerset Cove Apts. Proj.) 1.04%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	5,000	5,000
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	6,400	6,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.3%, tender 3/25/04 (c)	13,100	13,100
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts Proj.) Series 1999, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	12,810	12,810
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc. Proj.) Series 1997, 1.05%, LOC Danske Bank AS, VRDN (c)(f)	5,500	5,500
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 1.02%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	20,900	20,900
Series 2000 C, 1.05%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	20,000	20,000
Cobb County Dev. Auth. Indl. Dev. Rev. (Amoena Corp. Proj.) Series 1992, 1.1%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	750	750
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	6,400	6,400
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 1.02%, LOC Bank of America NA, VRDN (c)(f)	10,700	10,700
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.1%, LOC Comerica Bank, Texas, VRDN (c)(f)	2,200	2,200
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	3,575	3,575
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.: - continued
(Wesley Club Apts. Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	$ 6,000	$ 6,000
Fulton County Hsg. Auth. Multi-family Hsg. Rev.:
(Champions Green Apts. Proj.) Series A, 1.05%, LOC Southtrust Bank NA, VRDN (c)	13,860	13,860
(Walton Falls Apt. Proj.) Series 1999, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	18,000	18,000
Fulton County Hsg. Auth. Rev. 1.14% (American Int'l. Group, Inc. Guaranteed), VRDN (c)	73,000	73,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 1.05%, LOC Bank of America NA, VRDN (c)(f)	4,400	4,400
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series PT 504, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,920	6,920
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series PA 786, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,595	4,595
Series PT 1821, 0.99% (Liquidity Facility WestLB AG) (c)(h)	18,390	18,390
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	3,700	3,700
(Mayor's Point Term. Proj.) Series 1992, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	1,800	1,800
Georgia Road & Thruway Auth. Rev. Participating VRDN Series Putters 373, 0.97% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,495	7,495
Gwinnett County Dev. Auth. Indl. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 1.05%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	6,260	6,260
(Shepherd Construction Co., Inc. Proj.) 1.1%, LOC Suntrust Bank, VRDN (c)(f)	600	600
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	8,000	8,000
(Herrington Woods Apt. Proj.) Series 1996 A, 0.98%, LOC Fannie Mae, VRDN (c)(f)	13,735	13,735
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 1.05%, LOC Fleet Nat'l. Bank, VRDN (c)(f)	12,250	12,250
Jenkins County Dev. Auth. Indl. Rev. (Metal Industries, Inc. Proj.) 1.05%, LOC Bank of America NA, VRDN (c)(f)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	$ 2,540	$ 2,540
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 1.1%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	16,200	16,200
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 1.05%, LOC Bank of America NA, VRDN (c)(f)	6,300	6,300
Metro. Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 312, 0.99% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(h)	10,540	10,540
Series SG 57, 0.99% (Liquidity Facility Societe Generale) (c)(h)	13,605	13,605
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	2,700	2,700
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 1.2%, tender 4/12/04 (c)	11,200	11,200
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	1,910	1,910
Private Colleges & Univs. Auth. Rev. (Mercer Univ. Proj.) 1.05%, LOC Branch Banking And Trust Co., VRDN (c)	12,300	12,300
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Park Ridge Apts. Proj.) 1.01%, LOC Fannie Mae, VRDN (c)(f)	8,200	8,200
(Walton Centennial Proj.) Series A, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 1.05%, VRDN (c)(f)	17,100	17,100
(Kaolin Terminals, Inc. Proj.) 1.05%, LOC Bank of America NA, VRDN (c)(f)	17,950	17,950
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 1.1%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	12,790	12,790
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 19,000	$ 19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 1.04%, LOC Suntrust Bank, VRDN (c)(f)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	15,000	15,000
Winder-Barrow Indl. Bldg. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) 1.04%, LOC Suntrust Bank, VRDN (c)(f)	5,800	5,800
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	3,500	3,500
		597,415
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Bonds 2%, tender 7/1/04, LOC Societe Generale (c)	24,300	24,380
Participating VRDN:
Series MSTC 01 147 Class A, 1.01% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	11,185	11,185
Series PA 765, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PT 1541, 1.05% (Liquidity Facility WestLB AG) (c)(f)(h)	12,300	12,300
Series PT 830, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,215	2,215
Series ROC II R59, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	7,495	7,495
Series ROC II R60, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	10,995	10,995
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN:
Series PA 1062, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,370	6,370
Series PA 1224, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,330	2,330
Series PA 1244, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,500	2,500
Series PA 795R, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,900	8,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - continued
Hawaii Gen. Oblig. Participating VRDN:
Series EGL 00 1101, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	$ 6,470	$ 6,470
Series MS 738, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	11,855	11,855
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN:
Series Merlots 01 A15, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,260	4,260
Series PT 35, 1.06% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	925	925
		117,175
Idaho - 0.3%
Idaho Gen. Oblig. TAN 2% 6/30/04	13,000	13,044
Idaho Hsg. & Fin. Assn Participating VRDN:
Series PA 145A, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	836	836
Series PT 1152, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,885	2,885
Series PT 247, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,930	1,930
Series PT 571, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	75	75
Idaho Hsg. & Fin. Assoc. Hsg. Rev. (Assisted Living Concepts Proj.) Series 1997, 1.05%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,070	1,070
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Rev. Bonds:
Series 2003 D, 1.1%, tender 7/1/04 (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	15,000	15,000
Series 2003 E, 1.15%, tender 7/1/04 (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	6,750	6,750
		41,590
Illinois - 7.1%
Bolingbrook Multi-family Hsg. Rev. (Amberton Apts. Proj.) 1.04%, LOC Fannie Mae, VRDN (c)(f)	12,300	12,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.1%, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 1.02%, LOC Bank One NA, Chicago, VRDN (c)(f)	35,400	35,400
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.04% (Liquidity Facility Bank of America NA) (c)(h)	18,690	18,690
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Board of Ed. Participating VRDN: - continued
Series EGL 01 1309, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	$ 11,205	$ 11,205
Series Merlots 01 A47, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	6,075	6,075
Series Merlots 97 E, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	8,700	8,700
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.) Series 2002 B, 1.15% tender 3/17/04, CP mode	4,300	4,300
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	9,900	9,900
Series EGL 98 1302, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	11,600	11,600
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	3,810	3,810
(MRC Polymers, Inc. Proj.) Series 2001, 1.03%, LOC Lasalle Bank NA, VRDN (c)(f)	6,280	6,280
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds Series PT 798, 1.15%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)(i)	4,995	4,995
Participating VRDN:
Series BA 99 X2, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	32,670	32,670
Series BA 99 X1, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	14,995	14,995
Series Merlots 01 A85, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,755	5,755
Series PA 1198, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,425	3,425
Series PA 1199, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,000	7,000
Series PA 1200, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,250	2,250
Series PT 755, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,000	7,000
Series PT 756, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,990	7,990
Series Putters 253, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	9,995	9,995
Series Putters 368Z, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	10,850	10,850
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series Putters 369, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	$ 1,800	$ 1,800
Series Putters 370, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,995	4,995
Series Putters 383, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,995	4,995
Series ROC II R67, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	2,495	2,495
Series ROC II R69, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	18,070	18,070
Series ROC II R70, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	3,570	3,570
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (O'Hare Tech Ctr. II LLC Proj.) 1.03%, LOC Lasalle Bank NA, VRDN (c)(f)	10,500	10,500
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN:
Series PA 473, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,195	4,195
Series PT 2041, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,865	7,865
Chicago Sales Tax Rev. Participating VRDN Series Merlots 00 AAA, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	12,470	12,470
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	1,660	1,660
Series FRRI 02 L24J, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,540	3,540
Series Merlots 00 A31, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	240	240
Series PT 448, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	995	995
Series PT 638, 1.04% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	3,490	3,490
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Merlots 01 A125, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	4,980	4,980
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 1.04% (Liquidity Facility Bank of America NA) (c)(h)	9,995	9,995
Series Merlots 00 TT, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	9,200	9,200
Series Merlots 97 V, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	8,280	8,280
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 1.06%, LOC Bank One NA, Chicago, VRDN (c)(f)	$ 19,580	$ 19,580
Clipper Tax-Exempt Trust Participating VRDN Series 2003 7, 1.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	8,995	8,995
Cook County Gen. Oblig. Participating VRDN Series PA 591, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,300	5,300
Danville Indl. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 1.17%, LOC Lasalle Bank NA, VRDN (c)(f)	5,200	5,200
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 1.02%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	5,840	5,840
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	4,355	4,355
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 1.11% tender 4/8/04, CP mode (f)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Cloverhill Pastry Vend Corp. Proj.) 1.2%, LOC M&I Marshall & Ilsley Bank, VRDN (c)(f)	3,780	3,780
(Delta-Unibus Corp. Proj.) Series 2001, 1.1%, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	2,797	2,797
(Quality Screw & Nut Co. Proj.) Series 2000 A, 1.17%, LOC Bank One NA, Chicago, VRDN (c)(f)	5,250	5,250
(R&R Enterprises 2nd Proj.) Series 1999 A, 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	5,290	5,290
(Yale-South Haven Proj.) Series 1994, 1.17%, LOC Bank One NA, Chicago, VRDN (c)(f)	1,260	1,260
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series 1999 D2, 1.05%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	7,300	7,300
(Rich Prods. Corp. Proj.) Series 1998, 1.05%, LOC HSBC Bank USA, VRDN (c)(f)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
1%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	7,000	7,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 1.02% (MBIA Insured), VRDN (c)(f)	9,860	9,860
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	$ 9,040	$ 9,040
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	9,100	9,100
Series EGL 02 6025, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	9,900	9,900
Series MSTC 01 148, 0.98% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	12,435	12,435
Series PT 01 1625, 0.99% (Liquidity Facility WestLB AG) (c)(h)	14,325	14,325
Series PT 1882, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,960	9,960
Series PT 379, 0.99% (Liquidity Facility DEPFA BANK PLC) (c)(h)	10,465	10,465
Series PT 871, 0.99% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	4,000	4,000
Series Putters 02 321, 0.99% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(h)	14,570	14,570
Series ROC II R4536, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	5,225	5,225
Series 2003 B, 0.96% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	170,400	170,400
Illinois Health Facilities Auth. Rev.:
Bonds Series PT 763, 1.25%, tender 8/26/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	20,195	20,195
Participating VRDN Series PA 848R, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,190	5,190
(Little Co. of Mary Hosp. Proj.) 1.04%, LOC U.S. Bank NA, Minnesota, VRDN (c)	9,500	9,500
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 1.16%, LOC Wachovia Bank NA, VRDN (c)(f)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series Merlots 01 A48, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	8,940	8,940
Series Merlots 02 A23, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	10,825	10,825
Series Merlots 02 A24, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	4,985	4,985
Series Merlots 02 A41, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	8,550	8,550
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series MSTC 9044, 0.99% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	$ 8,200	$ 8,200
Series PT 1833, 0.99% (Liquidity Facility WestLB AG) (c)(h)	15,215	15,215
Series SG 3, 1.01% (Liquidity Facility Societe Generale) (c)(h)	4,000	4,000
Series SGB 19, 1% (Liquidity Facility Societe Generale) (c)(h)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	5,000	5,000
Series PT 1622, 0.99% (Liquidity Facility WestLB AG) (c)(h)	8,840	8,840
Series PT 1929, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,645	7,645
Series ROC II R4542, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	5,030	5,030
Illinois Sports Facilities Auth. Participating VRDN Series Merlots 00 A36, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,695	2,695
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1996 A, 0.98%, LOC Bank of America NA, VRDN (c)(f)	24,200	24,200
Series 1998 A, 1% (MBIA Insured), VRDN (c)(f)	1,650	1,650
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 0.99% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,600	4,600
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.01%, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
McLean & Woodford Counties Cmnty. Unit School District #5 Participating VRDN Series PT 1989, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,540	5,540
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	10,520	10,520
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	4,600	4,600
Series Putters 269, 0.99% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,195	7,195
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	3,790	3,790
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 1.03%, LOC Fannie Mae, VRDN (c)(f)	10,630	10,630
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	$ 1,200	$ 1,200
Rosemont Gen. Oblig. Participating VRDN Series PT 2039, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,360	5,360
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 1.03%, LOC Bank One NA, Chicago, VRDN (c)(f)	8,200	8,200
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Bonds Series Merlots 03 A38, 1.15%, tender 8/11/04 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	7,660	7,660
Participating VRDN:
Series Merlots 00 S, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	3,500	3,500
Series Merlots 01 A105, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	3,175	3,175
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear & Engineering Corp. Proj.) 1.15%, LOC Bank of America NA, VRDN (c)(f)	5,036	5,036
Will County Exempt Facilities Rev. (BP Amoco Chemical Co. Proj.) 1.03% (BP PLC Guaranteed), VRDN (c)(f)	5,700	5,700
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.) 1.03%, LOC Lasalle Bank NA, VRDN (c)(f)	13,070	13,070
Winnebago County Gen. Oblig. Participating VRDN Series PT 2070, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,710	5,710
		1,030,818
Indiana - 2.3%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 1.03%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	6,085	6,085
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 1.17%, LOC Societe Generale, VRDN (c)(f)	7,600	7,600
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	4,000	4,000
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 1.04%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	8,200	8,200
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 1.01%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	2,090	2,090
Greenwood Econ. Dev. Rev. (Endress & Hauser, Inc. Proj.) Series A, 1.14%, LOC Deutsche Bank AG, VRDN (c)(f)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.) Series 1996 A, 1.04%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	$ 3,175	$ 3,175
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 0.98% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	17,000	17,000
Indiana Dev. Fin. Auth. Envir. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	6,200	6,200
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	6,100	6,100
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 1%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,250	6,250
Series 2002 B, 1.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Indiana Edl. Facilities Auth. Rev. (DePauw Univ. Proj.) 0.98%, LOC Northern Trust Co., Chicago, VRDN (c)	10,000	10,000
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hosp. Proj.) Series B, 1.1%, LOC Bank One NA, Chicago, VRDN (c)	15,000	15,000
Indiana Health Facility Fing. Auth. Rev.:
Participating VRDN Series PA 972, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,400	7,400
(The Board of Trustees Major Hosp. Proj.) 1.02%, LOC Bank One NA, Chicago, VRDN (c)	10,000	10,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev.:
Bonds Series E2, 1.25% 1/6/05 (f)	27,000	27,000
Participating VRDN:
Series Merlots 00 B6, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	575	575
Series Merlots 01 A2, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,500	1,500
Series Merlots 97 H, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	6,955	6,955
Series PT 246, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,600	2,600
Series ROC II R99, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	5,525	5,525
Indiana Univ. Revs.:
1% 6/10/04, LOC Bank One NA, Chicago, CP	15,411	15,411
1.01% 5/12/04, LOC Bank One NA, Chicago, CP	20,976	20,976
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 1.05%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996, 1.17%, LOC Bank One NA, Chicago, VRDN (c)(f)	$ 420	$ 420
Indianapolis Gas Util. Sys. Rev.:
1.05% 3/9/04, CP	24,000	24,000
1.1% 3/5/04, CP	26,000	26,000
Indianapolis Gen. Oblig. Series 2002 A2, 1.15% 3/10/04, LOC Key Bank NA, CP	12,084	12,084
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.14%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	1,130	1,130
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.) 1.04%, LOC U.S. Bank NA, Minnesota, VRDN (c)	8,400	8,400
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 1.1%, LOC Bank of America NA, VRDN (c)(f)	2,100	2,100
North Side High School Bldg. Corp. Participating VRDN Series PT 1757, 0.99% (Liquidity Facility WestLB AG) (c)(h)	5,445	5,445
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Series 1999 A, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	5,000	5,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Scottsburg Indl. Dev. Rev. (Multi-Color Corp. Proj.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,325	1,325
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 1.1% tender 4/8/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,200	5,200
Series 1985 L2, 1.1% tender 4/8/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,600	6,600
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 1.09%, LOC Nat'l. City Bank, Indiana, VRDN (c)(f)	5,910	5,910
		341,006
Iowa - 1.0%
Iowa Fin. Auth. Participating VRDN Series 2003 L21J, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	10,235	10,235
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 1.03%, LOC KBC Bank NV, VRDN (c)	9,540	9,540
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.1%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Iowa - continued
Iowa Fin. Auth. Single Family Rev. Participating VRDN:
Series 2000 N, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	$ 1,350	$ 1,350
Series ROC II R74, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	3,875	3,875
Iowa Gen. Oblig. TRAN 2% 6/29/04	122,000	122,378
		150,378
Kansas - 0.5%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 1.1% tender 4/8/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	12,600	12,600
Series 1985 C2, 1.1% tender 4/8/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,700	2,700
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 1.05%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	5,000	5,000
Kansas Dev. Fin. Auth. Multi-family Rev. (Summit Woods Proj.) Series G1, 1%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 1%, LOC Fannie Mae, VRDN (c)(f)	4,100	4,100
Sedgwick & Shawnee Counties:
Bonds Series 2003 A, 1.1%, tender 6/30/04 (American Int'l. Group, Inc. Guaranteed) (c)(f)	20,620	20,620
Participating VRDN Series PT 674, 1.06% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	3,970	3,970
		79,090
Kentucky - 2.6%
Carroll County Solid Waste Disp. Rev.:
(Celotex Corp. Proj.) 1%, LOC Citibank NA, New York, VRDN (c)(f)	7,900	7,900
(North American Stainless LP Proj.) Series 2000, 1.02%, LOC Bank One NA, Chicago, VRDN (c)(f)	10,000	10,000
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.08% tender 3/10/04, LOC PNC Bank NA, Pittsburgh, CP mode	55,100	55,100
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 1.05% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.05% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	$ 24,050	$ 24,050
Series 1993 B, 1.05% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	8,900	8,900
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 1.09%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Henderson County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.) 1.15%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	8,000	8,000
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 1.17%, LOC Bank One, Kentucky NA, VRDN (c)(f)	1,530	1,530
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1992 A, 1.1% tender 4/7/04, CP mode	5,000	5,000
Series 1993 A, 1.15% tender 3/9/04, CP mode	27,700	27,700
Series 2001 A, 1.03% tender 3/4/04, CP mode	18,500	18,500
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,475	5,475
Series PT 490, 1.05% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	3,120	3,120
Series PT 521, 1.05% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	6,245	6,245
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.02%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series 1991 E, 1% (AMBAC Insured), VRDN (c)(f)	15,000	15,000
Kentucky Hsg. Corp. Hsg. Rev.:
Bonds Series 03 L49J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)(i)	4,975	4,975
Participating VRDN Series Merlots 00 B9, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	3,625	3,625
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN:
Series PT 740, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	16,665	16,665
Series PT 863, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,600	7,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN: - continued
Series PT 868, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 1,635	$ 1,635
Series PT 869, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,120	3,120
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	6,000	6,000
Laurel County Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky LLC Proj.) 1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	7,300	7,300
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	7,450	7,450
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	6,115	6,115
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	18,350	18,350
Series 1984 B2, 1.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	11,880	11,880
Series 1984 B3, 1.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	10,120	10,120
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1992 A, 1.15% tender 3/9/04, CP mode	17,200	17,200
Series 2001 A, 1.03% tender 3/4/04, CP mode	27,500	27,500
Series 2001 B, 1.08% tender 3/4/04, CP mode (f)	15,000	15,000
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	2,540	2,540
		377,695
Louisiana - 1.0%
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R4038, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	8,165	8,165
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 1.01%, LOC Bank One NA, Chicago, VRDN (c)(f)	11,400	11,400
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series PT 516, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)(i)	5,915	5,915
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
Louisiana Hsg. Fin. Agcy. Mtg. Rev.: - continued
Participating VRDN Series LB 99 A52, 1.06% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	$ 2,500	$ 2,500
Louisiana Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 99 3, 1.14% (Liquidity Facility Bank of New York New York) (c)(f)(h)	5,205	5,205
New Orleans Aviation Board Rev. Series 1997 A, 1.06% (MBIA Insured), VRDN (c)(f)	21,615	21,615
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	5,790	5,790
New Orleans Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 857, 1.07% (Liquidity Facility Morgan Stanley) (c)(f)(h)	19,255	19,255
New Orleans Indl. Dev. Board Multi-family Hsg. Rev. (LGD Rental I Proj.) 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	5,875	5,875
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 1.13%, VRDN (c)(f)	15,000	15,000
Series 1994 A, 1.13%, VRDN (c)(f)	6,800	6,800
Series 1994 B, 1.09%, VRDN (c)	8,900	8,900
Series 1995, 1.13%, VRDN (c)(f)	23,975	23,975
		140,395
Maine - 0.3%
Maine Gen. Oblig. BAN 2% 6/24/04	4,560	4,573
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 891, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	12,305	12,305
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	13,295	13,295
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 1.04%, LOC Bank of New York New York, VRDN (c)(f)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	2,000	2,000
		41,173
Maryland - 1.4%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 1.2% tender 3/5/04, CP mode (f)	32,300	32,300
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.22% tender 3/11/04, CP mode	13,600	13,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 1.05%, LOC Danske Bank AS, VRDN (c)	$ 2,000	$ 2,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.22% tender 3/12/04, CP mode	16,065	16,065
Baltimore Rev. Participating VRDN Series SGA 20, 0.98% (Liquidity Facility Societe Generale) (c)(h)	13,900	13,900
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Bonds Series PT 525, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)(i)	6,200	6,200
Participating VRDN Series Merlots 01 B2, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,780	4,780
(Barrington Apts. Proj.) Series A, 1%, LOC Fannie Mae, VRDN (c)(f)	25,300	25,300
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 1.05%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	1,900	1,900
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	15,000	15,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series SGA 143, 0.98% (Liquidity Facility Societe Generale) (c)(h)	8,295	8,295
Series B, 1% 8/12/04, CP	20,157	20,157
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev. Participating VRDN Series EGL 97 C2001, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	8,415	8,415
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.:
Bonds Series PT 842, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)(i)	9,995	9,995
Participating VRDN Series PT 766, 1.04% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	7,735	7,735
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41 Proj.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	930	930
		211,247
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - 1.0%
Massachusetts Gen. Oblig. BAN Series A, 1.5% 4/20/04	$ 138,000	$ 138,107
New England Ed. Ln. Marketing Corp. Bonds Series F, 5.625% 7/1/04 (f)	6,380	6,475
		144,582
Michigan - 1.8%
Detroit City School District Participating VRDN:
Series BA 02 H, 1.02% (Liquidity Facility Bank of America NA) (c)(h)	4,620	4,620
Series ROC II R4004, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	4,780	4,780
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 00 I, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	3,200	3,200
Series Merlots 04 B2, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	9,335	9,335
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	6,995	6,995
Series PA 1151, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,340	9,340
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	12,520	12,520
Georgetown Charter Township Indl. Dev. Rev. (J&F Steel Corp. Proj.) Series 1989, 1%, LOC Societe Generale, VRDN (c)(f)	3,300	3,300
Lakeview School District Calhoun County Participating VRDN Series PT 1624, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,275	7,275
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 02 35, 1% (Liquidity Facility ABN-AMRO Bank NV) (c)(h)	14,845	14,845
Series AAB 03 35, 1% (Liquidity Facility ABN-AMRO Bank NV) (c)(h)	5,900	5,900
Series LB 03 L34J, 1.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	11,000	11,000
Series PT 1954, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,725	8,725
Michigan Gen. Oblig.:
Bonds Series 2003 D, 1% tender 5/4/04, CP mode	8,000	8,000
Participating VRDN:
Series PT 1635, 0.99% (Liquidity Facility WestLB AG) (c)(h)	5,315	5,315
Series PT 2021, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,450	4,450
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Higher Ed. Student Ln. Auth. Rev. 1% (AMBAC Insured), VRDN (c)(f)	$ 9,000	$ 9,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series PT 732, 0.99% (Liquidity Facility Svenska Handelsbanken AB) (c)(h)	4,300	4,300
(United Memorial Hosp. Assoc. Proj.) Series 1999, 0.97%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	3,435	3,435
Series C, 0.99%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	14,100	14,100
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 1%, LOC Bank of America NA, VRDN (c)(f)	7,520	7,520
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series 2003 A, 1.08%, tender 6/1/04 (c)(f)	4,645	4,645
Series 2002 A, 1.01% (MBIA Insured), VRDN (c)(f)	4,000	4,000
Michigan Muni. Bond Auth. Rev. Participating VRDN:
Series BA 02 F, 1.02% (Liquidity Facility Bank of America NA) (c)(h)	4,995	4,995
Series EGL 00 2201, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	10,110	10,110
Series MS 718, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	5,236	5,236
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Fintex LLC Proj.) Series 2000, 1.15%, LOC Comerica Bank, Detroit, VRDN (c)(f)	2,035	2,035
(Majestic Ind., Inc. Proj.) 1.15%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,700	1,700
(Orchestra Place Renewal Proj.) Series 2000, 1.05%, LOC ABN-AMRO Bank NV, VRDN (c)	6,500	6,500
(YMCA Metro. Lansing Proj.) 1.05%, LOC Standard Fed. Bank, VRDN (c)	10,000	10,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.4%, VRDN (c)	18,000	18,000
1.6%, VRDN (c)	30,865	30,865
Michigan Strategic Fund Solid Waste Disp. Rev. (Great Lakes Recovery Proj.) 1.02%, LOC Bank One NA, Chicago, VRDN (c)(f)	800	800
Michigan Trunk Line Participating VRDN Series Floaters 01 569, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	8,520	8,520
		265,361
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - 1.3%
Anoka County Solid Waste Disp. Rev. Bonds (United Pwr. Assoc. Proj.) Series 1988 A, 1.22% tender 3/11/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (f)	$ 4,700	$ 4,700
Bloomington Health Care Facilities Rev. Participating VRDN Series FRRI 03 L1J, 1.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	19,755	19,755
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN Series PT 627, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,380	8,380
Dakota County Cmnty. Dev. Agy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 1.08%, LOC Lasalle Bank NA, VRDN (c)(f)	7,195	7,195
(Regatta Commons Proj.) Series A, 1.08%, LOC Lasalle Bank NA, VRDN (c)(f)	3,100	3,100
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 1%, LOC Fannie Mae, VRDN (c)(f)	4,325	4,325
Hennepin County Gen. Oblig. Series 1996 C, 1.15%, VRDN (c)(f)	1,100	1,100
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 1%, LOC Lasalle Bank NA, VRDN (c)(f)	2,800	2,800
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MSCO 01 633, 1.07% (Liquidity Facility Morgan Stanley) (c)(f)(h)	21,019	21,019
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.:
Participating VRDN:
Series PT 1442, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,375	5,375
Series PT 1457, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,290	5,290
Series PT 1459, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,700	5,700
Series PT 735, 1.05% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	5,225	5,225
Series PT 908, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,605	1,605
Series Putters 203, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	2,915	2,915
1.08% 3/10/04, LOC WestLB AG, CP (f)	7,000	7,000
Minneapolis Rev. Bonds 1.32%, tender 4/14/04 (c)	10,000	10,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	31,200	31,200
Series PT 1941, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minnesota Hsg. Fin. Agcy. Participating VRDN:
Series LB 03 L28J, 1.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 10,000	$ 10,000
Series Merlots 01 B3, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,955	2,955
Univ. of Minnesota Participating VRDN Series MS 01 648, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	4,000	4,000
		183,639
Mississippi - 1.0%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Pillowtex Corp. Proj.) Series 1992, 1.05%, LOC Bank of America NA, VRDN (c)(f)	1,380	1,380
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	3,000	3,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.05%, LOC Fleet Nat'l. Bank, VRDN (c)(f)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	12,885	12,885
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	10,900	10,900
Series Putters 138, 0.99% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(h)	11,960	11,960
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 1.1%, LOC Southtrust Bank NA, VRDN (c)(f)	8,200	8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 1.1%, LOC Southtrust Bank NA, VRDN (c)(f)	9,800	9,800
(Colony Park Apts. Proj.) Series 1998 I, 1.1%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	8,000	8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN:
Series MS 714, 1.07% (Liquidity Facility Morgan Stanley) (b)(c)(f)(h)	75,075	75,075
Series PT 637, 1.04% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	3,480	3,480
		149,680
Missouri - 1.5%
Clay County Indl. Dev. Auth. Indl. Rev. (K.C. Salad Real Estate Co. LLC Proj.) 1.1%, LOC Wachovia Bank NA, VRDN (c)(f)	4,465	4,465
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 1.04%, LOC Bank One NA, Chicago, VRDN (c)(f)	$ 7,300	$ 7,300
Lees Summit Indl. Dev. Rev. (BHA Technical, Inc. Proj.) Series 1998 A, 1.05%, LOC Bank of America NA, VRDN (c)(f)	5,800	5,800
Missouri Dev. Fin. Board Indl. Dev. Rev. (Kawasaki Motors Manufacturing Corp. Proj.) Series 1999, 1.1%, LOC WestLB AG, VRDN (c)(f)	8,000	8,000
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 1.86%, VRDN (c)	25,900	25,900
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	13,365	13,365
(Lutheran High School Assoc. Proj.) 1.05%, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,500	6,500
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 362, 0.99% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	10,815	10,815
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 03 0048, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	9,835	9,835
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Bonds 1.138%, tender 6/30/04 (c)(f)	53,405	53,405
Participating VRDN:
Series BA 02 K, 1.07% (Liquidity Facility Bank of America NA) (c)(f)(h)	10,615	10,615
Series FRRI 03 L5J, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	9,765	9,765
Series FRRI A64, 1.06% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	2,365	2,365
Series Merlots 01 A28, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,140	4,140
Series PT 2038, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,725	2,725
Series PT 595, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,780	2,780
Series Putters 224, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,115	4,115
Saint Charles County Indl. Dev. Auth. Multi-family Rev. (Peine Lakes Apts. Proj.) 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	2,150	2,150
Saint Louis Indl. Dev. Auth. (Metro. Lofts Apts. Proj.) Series 2003 A, 1%, LOC Fannie Mae, VRDN (c)(f)	13,250	13,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 1.08%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$ 4,500	$ 4,500
Series B, 1.08%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	12,400	12,400
		214,190
Montana - 0.6%
Montana Board Invt. Resource Recovery Rev. Bonds (Colstrip Proj.) 1.25%, tender 2/25/05, LOC Dexia Cr. Local de France (c)(f)	55,300	55,300
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	7,305	7,305
Series LB 03 L33J, 1.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	19,400	19,400
Series Merlots 02 A19, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	3,015	3,015
		85,020
Nebraska - 1.5%
Nebhelp, Inc. Rev. Series C, 1.05% (MBIA Insured), VRDN (c)(f)	15,300	15,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series 2000 H, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	2,425	2,425
Series BA 98 J, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	14,995	14,995
Series FRRI 02 L1, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,200	4,200
Series FRRI L31, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,755	4,755
Series Merlots 00 O, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,055	2,055
Series Merlots 00 UU, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	8,935	8,935
Series 2000 F, 1.01% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	20,670	20,670
Series 2000 G, 1.01% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	6,970	6,970
Series 2001 B, 1.01% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	18,765	18,765
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2001 E, 1.01% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	$ 9,670	$ 9,670
Series 2002 B, 1.01% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	26,180	26,180
Series 2002 F, 1.01% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	20,110	20,110
Series 2003 B, 1.01% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	16,000	16,000
Series 2003 E, 1.01% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	10,000	10,000
Series 2004 B, 1.01%, LOC Fed. Home Ln. Bank Topeka, VRDN (c)(f)	12,000	12,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	20,000	20,000
		213,030
Nevada - 0.8%
Clark County Arpt. Rev. Participating VRDN Series PT 1866, 1.05% (Liquidity Facility WestLB AG) (c)(f)(h)	6,375	6,375
Clark County Gen. Oblig. Participating VRDN Series ROC II R4012, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	7,830	7,830
Clark County Hwy. Impt. Rev. Series 2003 B, 1.03% 6/10/04, CP	6,500	6,500
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series B, 1.02%, LOC Fleet Nat'l. Bank, VRDN (c)(f)	12,500	12,500
Clark County School District Participating VRDN Series FRRI 02 D, 1.02% (Liquidity Facility Bank of New York New York) (c)(h)	5,910	5,910
Director of State Dept. Bus. & Ind. Indl. Dev. Rev. (Valley Joist, Inc. Proj.) Series A, 1.1%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	8,060	8,060
Las Vegas Valley Wtr. District Participating VRDN:
Series PT 1672, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,310	5,310
Series PT 1675, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,000	12,000
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1% (Liquidity Facility Societe Generale) (c)(h)	23,100	23,100
Nevada Hsg. Division:
Bonds Series 1, 1% 3/31/04 (f)	14,000	14,000
Participating VRDN Series Merlots 00 A6, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,130	4,130
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Nevada Hsg. Division: - continued
(Horizon Apt. Hsg. Proj.) Series 2000 A, 0.99%, LOC Fannie Mae, VRDN (c)(f)	$ 5,510	$ 5,510
Series 2002 A, 0.99%, LOC Fannie Mae, VRDN (c)(f)	7,510	7,510
		118,735
New Hampshire - 1.5%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.19% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	33,801	33,801
Manchester Arpt. Rev. 1.01% (FGIC Insured), VRDN (c)(f)	35,885	35,885
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
1.08% tender 4/6/04, CP mode (f)	4,000	4,000
1.08% tender 7/15/04, CP mode (f)	20,000	20,000
Series 1990 B, 1.03% tender 4/12/04, CP mode	43,100	43,100
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 1.05%, LOC HSBC Bank USA, VRDN (c)(f)	3,950	3,950
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev.:
(Lonza Biologies, Inc. Proj.) 1.06%, LOC Deutsche Bank AG, VRDN (c)(f)	20,000	20,000
(Waste Mgmt., Inc. Proj.) 1%, LOC Wachovia Bank NA, VRDN (c)(f)	3,000	3,000
New Hampshire Higher Edl. & Health Facilities Auth. Rev. Participating VRDN Series MS 866, 1% (Liquidity Facility Morgan Stanley) (c)(h)	22,000	22,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series BA 01 B, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	3,835	3,835
Series Merlots 00 A29, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,035	5,035
Series Merlots 00 B13, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,250	1,250
Series Merlots 01 A51, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	3,450	3,450
Series Merlots 97 F, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	3,850	3,850
Series PA 351, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,680	1,680
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN: - continued
Series PT 348, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 2,090	$ 2,090
Series Putters 357, 1.03% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)(h)	12,725	12,725
		219,651
New Mexico - 2.5%
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 1.02%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	2,055	2,055
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 1.14%, LOC Nat'l. City Bank, Indiana, VRDN (c)(f)	1,380	1,380
New Mexico Gen. Oblig.:
Participating VRDN Series LB 03 L48J, 1.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	25,000	25,000
TRAN 2% 6/30/04	12,300	12,341
New Mexico Mtg. Fin. Auth.:
Bonds:
(Single Family Mtg. Prog.) Series PT 225, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)(i)	7,925	7,925
1.1%, tender 9/1/04 (c)(f)	293,010	293,010
Participating VRDN:
Series FRRI 03 L15, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,575	8,575
Series Merlots 00 A9, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,495	2,495
Series Merlots 01 A37, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	9,980	9,980
Series PA 118, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,065	1,065
		363,826
New York - 2.8%
Bank of New York Muni. Ctfs. trust various states Participating VRDN:
Series BNY 02 2, 1.11% (Liquidity Facility Bank of New York New York) (c)(f)(h)	6,295	6,295
Series BNY 02 3, 1.06% (Liquidity Facility Bank of New York New York) (c)(f)(h)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 0.98% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	$ 10,995	$ 10,995
Metro. Trans. Auth. Transit Facilities Rev. Series B:
0.95% 3/25/04, LOC ABN-AMRO Bank NV, CP	25,000	25,000
0.95% 3/26/04, LOC ABN-AMRO Bank NV, CP	25,000	25,000
New York City Gen. Oblig.:
Participating VRDN Series ROC 251, 1.01% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	38,200	38,200
RAN Series A, 2% 4/15/04	240,600	240,911
New York State Mtg. Agcy. Rev. Participating VRDN Series PA 410, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,555	4,555
New York State Thruway Auth. Gen. Rev. BAN 1.125% 3/25/04	40,300	40,300
New York Transitional Fin. Auth. Rev.:
Bonds Series FRRI 01 N11, 1.15%, tender 5/12/04 (Liquidity Facility Bank of New York New York) (c)(h)(i)	10,000	10,000
Participating VRDN Series PT 2018, 0.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,525	8,525
		411,281
Non State Specific - 0.4%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	20,400	20,400
Series 2003 10, 1.19% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	10,300	10,300
Series 2003 13, 1.14% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	12,750	12,750
Series 2003 3, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	16,900	16,900
		60,350
North Carolina - 1.4%
Buncombe County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Gold Star Coating Proj.) Series 1997, 1.15%, LOC Comerica Bank, Detroit, VRDN (c)(f)	3,855	3,855
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.09%, LOC Nat'l. City Bank, VRDN (c)(f)	2,915	2,915
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	$ 3,000	$ 3,000
Columbus County Indl. Facilities & Poll. Cont. Rev.:
(Conflandey, Inc. Proj.) 1.1%, LOC BNP Paribas SA, VRDN (c)(f)	3,800	3,800
(Interkordsa, Inc. Proj.) Series 2000, 1.05%, LOC Citibank NA, New York, VRDN (c)(f)	8,250	8,250
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	5,740	5,740
Durham County Gen. Oblig. Participating VRDN Series MS 01 643, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	16,395	16,395
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.15%, VRDN (c)(f)	1,200	1,200
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 1.1%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	4,150	4,150
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	4,800	4,800
North Carolina Cap. Facilities Fin. Agcy. Series 2001 A1, 0.97% 4/7/04, CP	17,645	17,645
North Carolina Gen. Oblig. Participating VRDN Series PT 1962, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,485	5,485
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 02 L7, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,420	6,420
Series FRRI 03 L17, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,325	2,325
North Carolina Hsg. Fin. Agcy. Rev. Participating VRDN Series MSTC 97 5, 1.01% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	475	475
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN Series Putters 341, 0.97% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(h)	6,775	6,775
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 1.3%, LOC Citibank NA, New York, VRDN (c)(f)	7,800	7,800
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.:
(New Generation Corp. Proj.) Series 1999, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.: - continued
(Pine Brick Co., Inc. Proj.) Series 2000, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 7,900	$ 7,900
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	34,355	34,355
Surry County Indl. Facilities & Poll. Cont. Rev. (Intex Corp. Proj.) 1.05%, LOC Bank of America NA, VRDN (c)(f)	900	900
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	8,700	8,700
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Rock-Tenn Converting Corp. Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	2,750	2,750
Univ. of North Carolina at Chapel Hill Rev. 1.05% 4/8/04, CP	6,841	6,841
Univ. Sys. Pool Rev. Participating VRDN Series PT 1614, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,030	9,030
Wake County Gen. Oblig. Bonds Series 2003 C, 1.75%, tender 4/1/04 (Liquidity Facility Lloyds TSB Bank PLC) (c)	15,000	15,008
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	6,840	6,840
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	2,100	2,100
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	5,600	5,600
		204,554
North Dakota - 0.1%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series 1994 C, 1.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	9,700	9,700
Mercer County Solid Waste Disp. Rev. Bonds (United Pwr. Assoc. Proj.) Series 1995 A, 1.05%, tender 3/1/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (c)(f)	1,200	1,200
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series 2000, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,660	3,660
		14,560
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - 1.5%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 1% (Liquidity Facility Sallie Mae), VRDN (c)(f)	$ 35,700	$ 35,700
Series 1998 A2, 1% (Liquidity Facility Sallie Mae), VRDN (c)(f)	25,800	25,800
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 02 1587, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,550	6,550
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 1.04% (AMBAC Insured), VRDN (c)	13,365	13,365
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 1.09%, LOC U.S. Bank NA, Minnesota, VRDN (c)	8,000	8,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 1.03%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	6,200	6,200
Middletown City School District BAN 1.75% 6/10/04	6,300	6,310
Ohio Gen. Oblig. Participating VRDN Series PT 1591, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,455	10,455
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series LB 03 L46J, 1.05%, tender 4/7/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)(i)	5,150	5,150
Participating VRDN:
Series BA 00 F, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	13,695	13,695
Series BA 00 Q, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	4,000	4,000
Series BA 98 B, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	20,300	20,300
Series BA 98 Q, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	20,395	20,395
Series BA 99 Q, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	5,025	5,025
Series PT 241, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,540	7,540
Series PT 582, 1.04% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	3,100	3,100
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.05%, LOC Key Bank NA, VRDN (c)(f)	3,800	3,800
(Pedcor Invt. Willowlake Apts. Proj.) Series A, 1.04%, LOC Bank One NA, VRDN (c)(f)	2,400	2,400
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.02%, LOC Bank One NA, VRDN (c)(f)	2,100	2,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.03%, LOC Fleet Bank NA, VRDN (c)(f)	$ 8,100	$ 8,100
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (American Steel & Wire Corp. Proj.) 1%, LOC Lasalle Bank NA, VRDN (c)(f)	2,400	2,400
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 1.09%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	900	900
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 1.15%, LOC Key Bank NA, VRDN (c)(f)	2,200	2,200
(Kidd Dev. Proj.) 1.17%, LOC Bank One NA, VRDN (c)(f)	1,500	1,500
		214,985
Oklahoma - 0.9%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	7,700	7,700
Grand River Dam Auth. Rev. Participating VRDN Series PT 1953, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,995	9,995
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	3,300	3,300
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 1.35%, tender 12/1/04 (c)(f)	12,000	12,000
(ConocoPhillips Co. Proj.) 0.98%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,000	3,000
(Shawnee Fdg. LP Proj.) Series 1996, 1.05%, LOC Bank of Nova Scotia, VRDN (c)(f)	3,100	3,100
Oklahoma Gen. Oblig. Participating VRDN Series PT 1879, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,690	9,690
Oklahoma Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 00 5, 1.14% (Liquidity Facility Bank of New York New York) (c)(f)(h)	3,755	3,755
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 03 L29J, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,000	8,000
Series LB 99 A5, 1.06% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	2,900	2,900
Series PT 167, 1.04% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	2,760	2,760
Series PT 305, 1.04% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	4,135	4,135
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Oklahoma Student Ln. Auth. Rev. Series 2002 A1, 1% (MBIA Insured), VRDN (c)(f)	$ 17,000	$ 17,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MS 01 581, 1.09% (Liquidity Facility Morgan Stanley) (c)(f)(h)	3,500	3,500
Series MS 01 582, 1.09% (Liquidity Facility Morgan Stanley) (c)(f)(h)	23,905	23,905
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 1.1%, LOC Bank of America NA, VRDN (c)(f)	2,800	2,800
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN:
Series BA 97 B1, 1.14% (Liquidity Facility Bank of America NA) (c)(f)(h)	12,755	12,755
Series BA 97 B2, 1.09% (Liquidity Facility Bank of America NA) (c)(h)	7,000	7,000
		137,295
Oregon - 1.4%
Gilliam County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 1%, LOC Wachovia Bank NA, VRDN (c)(f)	4,125	4,125
1%, LOC JPMorgan Chase Bank, VRDN (c)(f)	8,000	8,000
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 1.09%, LOC Nat'l. City Bank, PA, VRDN (c)(f)	5,200	5,200
Oregon Econ. Dev. Rev. (Behlen Manufacturing Co. Proj.) Series 172, 1.1%, LOC Lasalle Bank NA, VRDN (c)(f)	5,500	5,500
Oregon Gen. Oblig. TAN 2.25% 11/15/04	101,000	101,834
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev.:
Bonds:
Series 2003 M, 1.2%, tender 1/6/05 (c)	7,000	7,000
Series 2003 P, 1.25%, tender 1/6/05 (c)(f)	34,445	34,445
Participating VRDN Series Merlots 01 B5, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	8,695	8,695
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.11% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	11,750	11,750
Port of Portland Arpt. Rev. Participating VRDN Series PT 683, 1.05% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	10,690	10,690
		197,239
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - 4.3%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 10,905	$ 10,905
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series EGL 95 3503, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	15,600	15,600
Series EGL 95 3504, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	19,800	19,800
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 1.11% tender 4/12/04, CP mode (f)	16,700	16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,000	6,000
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	3,475	3,475
Harrisburg Auth. Wtr. Rev. Series A, 1% (FGIC Insured), VRDN (c)	11,200	11,200
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 1.05% (MBIA Insured), VRDN (c)	6,580	6,580
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	3,500	3,500
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 1.01% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	11,925	11,925
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988:
1.1% tender 4/7/04, CP mode (f)	8,865	8,865
1.15% tender 5/14/04, CP mode (f)	6,000	6,000
Series 1991, 1.11% tender 4/12/04, CP mode (f)	15,450	15,450
(Binney & Smith, Inc. Proj.) Series 1997 A, 1.06%, LOC Bank One NA, Chicago, VRDN (c)(f)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Reliant Energy Seward LLC Proj.):
Series 2002 A, 1%, LOC WestLB AG, VRDN (c)(f)	20,000	20,000
Series 2002 B, 1%, LOC WestLB AG, VRDN (c)(f)	25,000	25,000
Series A:
1%, LOC Barclays Bank PLC, VRDN (c)(f)	38,700	38,700
1%, LOC WestLB AG, VRDN (c)(f)	36,500	36,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Alpha Carb Enterprises Proj.) Series 1995 D1, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 200	$ 200
(BPS Dev. Proj.) Series 1989 D3, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	50	50
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	250	250
Series 1994 B3, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	900	900
Series 1995 D10, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	400	400
Series 1996 D5, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,100	2,100
Series 1997 B1, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,200	1,200
Series 1997 B4, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,200	1,200
Series 1997 B6, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	600	600
Series 1997 B7, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	100	100
Series 1997 B8, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	800	800
Series 1997 B9, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	800	800
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1997 A, 0.99% (AMBAC Insured), VRDN (c)(f)	11,000	11,000
Series 2000 A, 0.99% (AMBAC Insured), VRDN (c)(f)	21,800	21,800
Series 2001 B, 1.02% (FSA Insured), VRDN (c)(f)	25,100	25,100
Series 2002 B, 0.99% (FSA Insured), VRDN (c)(f)	47,200	47,200
Series A:
0.99% (AMBAC Insured), VRDN (c)(f)	20,000	20,000
0.99% (FSA Insured), VRDN (c)(f)	19,500	19,500
Series A1, 0.99% (AMBAC Insured), VRDN (c)(f)	35,400	35,400
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series PA 1235, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,600	6,600
Series PT 2068, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,200	10,200
Series PT 890, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	48,700	48,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series AAB 03 24, 1% (Liquidity Facility ABN-AMRO Bank NV) (c)(h)	$ 12,490	$ 12,490
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 1.05% (Liquidity Facility Societe Generale) (c)(f)(h)	9,715	9,715
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series PA 882, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,795	3,795
Philadelphia Gas Works Rev. Series 2002 D, 1% 3/5/04, LOC JPMorgan Chase Bank, CP	17,000	17,000
Philadelphia Gen. Oblig. TRAN 2% 6/30/04	36,500	36,621
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series MS 01 752, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	3,715	3,715
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.):
Series 1990 A, 1.05% tender 4/8/04, LOC Dexia Cr. Local de France, CP mode (f)	12,100	12,100
Series 1993, 1.05% tender 4/8/04, LOC Dexia Cr. Local de France, CP mode (f)	17,485	17,485
		625,121
Rhode Island - 0.1%
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN:
Series Merlots 01 A80, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,000	5,000
Series Merlots 02 A6, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,070	5,070
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 1.1%, LOC Fleet Bank NA, VRDN (c)(f)	2,400	2,400
		12,470
South Carolina - 2.6%
Berkeley County School District Participating VRDN Series MSCO 01 656, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	8,711	8,711
Charleston County School District:
Participating VRDN Series PT 2100, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	13,860	13,860
TAN 1.25% 4/14/04	20,300	20,307
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 1.02%, VRDN (c)(f)	4,100	4,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	6,650	6,650
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	$ 3,760	$ 3,760
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	8,825	8,825
Richland County School District #2 Participating VRDN Series PT 1646, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	18,080	18,080
South Carolina Assoc. of Governmental Organizations (SCAGO) Ctfs. of Prtn. TAN Series 2003, 1.5% 4/14/04	127,992	128,084
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	3,110	3,110
Series PA 1072, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,905	5,905
Series PT 326, 1.04% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	25,525	25,525
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	3,000	3,000
(City Heights Apt. Proj.) Series 2000 A1, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 1.11%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	2,500	2,500
(Carolina Ceramics LLC Proj.) 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	4,400	4,400
(Carolinas Recycling Group Proj.) Series 2001, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	4,700	4,700
(Chambers Richland Co. Landfill Proj.) Series 1997, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	9,000	9,000
(Giant Cement Holding, Inc. Proj.) 1.03%, LOC Citibank NA, New York, VRDN (c)(f)	11,250	11,250
(Keys Printing Co. Proj.) 1.11%, LOC Wachovia Bank NA, VRDN (c)(f)	2,000	2,000
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 1.07%, LOC Wachovia Bank NA, VRDN (c)(f)	1,100	1,100
Series 1997 B, 1.07%, LOC Wachovia Bank NA, VRDN (c)(f)	1,800	1,800
Series C, 1.07%, LOC Wachovia Bank NA, VRDN (c)(f)	6,225	6,225
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Ring Missouri LP Proj.) Series 1999, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	$ 5,200	$ 5,200
(Turnils North America Proj.) Series 1999, 1.05%, LOC Suntrust Bank, VRDN (c)(f)	4,700	4,700
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 1.01% (FSA Insured), VRDN (c)(f)	7,500	7,500
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series Putters 252, 1.05%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (c)(h)(i)	14,905	14,905
Participating VRDN:
Series Merlots 00 L, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	6,500	6,500
Series Putters 277, 0.99% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	5,285	5,285
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series MS 728, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	12,500	12,500
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.8% tender 5/11/04, CP mode	20,950	20,950
		383,012
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth.:
(Harmony Heights Proj.) Series 2001, 1.15% (Liquidity Facility Fannie Mae), VRDN (c)(f)	6,500	6,500
0.97% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	5,000	5,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating VRDN:
Series PT 826, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,120	3,120
Series PT 888, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,760	7,760
Series PT 907, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,235	10,235
		32,615
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - 2.4%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	$ 28,200	$ 28,200
Chattanooga Indl. Dev. Board Indl. Rev.:
(Burner Systems Int'l., Inc. Proj.) 1.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
(Chattanooga Bakery, Inc. Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	1,400	1,400
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar Products, Inc. Proj.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,500	1,500
Huntingdon Indl. Dev. Board Rev. (Behlen Manufacturing Co. Proj.) Series 2000, 1.1%, LOC Lasalle Bank NA, VRDN (c)(f)	8,000	8,000
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 1.05%, LOC Bank of America NA, VRDN (c)(f)	8,000	8,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN:
Series FRRI 00 A2, 1.01% (Liquidity Facility Bank of New York New York) (c)(h)	13,100	13,100
Series LB 03 L8J, 1.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	25,700	25,700
Knox County Health Edl. & Hsg. Facilities Board Rev. (Baptist Hosp. Sys. Proj.) 1.05%, LOC Bank of New York New York, VRDN (c)	6,000	6,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 1.05%, VRDN (c)(f)	11,600	11,600
Maury County Indl. Dev. Board Swr. Disp. Facility Rev. (Saturn Corp. Proj.) Series 1987, 2%, VRDN (c)(f)	7,000	7,000
McMinn County Indl. Dev. Board Indl. Rev. (Southern Ionics, Inc. Proj.) 1.1%, LOC Southtrust Bank NA, VRDN (c)(f)	360	360
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	20,000	20,000
Memphis Elec. Sys. Rev.:
Bonds Series Putters 377, 1.28%, tender 12/9/04 (Liquidity Facility JPMorgan Chase Bank) (c)(h)(i)	14,000	14,000
Participating VRDN Series Putters 378, 0.99% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	18,000	18,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	22,000	22,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN: - continued
Series PT 706, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 5,525	$ 5,525
Series PT 718, 1.06% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	4,995	4,995
Metro. Nashville Arpt. Auth. Passenger Fac. Charge Rev. 1.05%, LOC Suntrust Bank, VRDN (c)(f)	8,000	8,000
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 1.1%, LOC Landesbank Baden-Wuerttemberg, VRDN (c)(f)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 1.05%, LOC Lasalle Bank NA, VRDN (c)(f)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev.:
Series 2001 III A, 1% (AMBAC Insured), VRDN (c)(f)	10,500	10,500
Series II D1, 1.04% (AMBAC Insured), VRDN (c)(f)	17,655	17,655
Shelby County Gen. Oblig.:
Participating VRDN:
Series EGL 00 4201, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	16,045	16,045
Series EGL 01 4202, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	15,550	15,550
Series 2001 X, 1.07% 3/5/04, CP	10,000	10,000
TAN 2% 6/30/04	18,300	18,363
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 1.05%, LOC Suntrust Bank, VRDN (c)(f)	1,900	1,900
Tennessee Gen. Oblig. Bonds Series A, 5.7% 3/1/13 (Pre-Refunded to 3/1/04 @ 101.5) (g)	5,000	5,075
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 1.07% (Liquidity Facility Bank of America NA) (c)(f)(h)	4,380	4,380
Series FRRI 02 L13, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,875	7,875
Series LB L32J, 1.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,850	4,850
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 1.05%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Williamson County Indl. Dev. Board Rev. (Telco, Inc. Proj.) Series 1996, 1.1%, LOC Bank of America NA, VRDN (c)(f)	2,700	2,700
		347,773
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - 13.0%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 21,805	$ 21,805
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	9,300	9,300
Series EGL 03 32, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	4,000	4,000
Series PT 1748, 0.99% (Liquidity Facility WestLB AG) (c)(h)	5,385	5,385
0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,785	8,785
Austin Util. Sys. Rev.:
Participating VRDN Series BA 98 V, 0.99% (Liquidity Facility Bank of America NA) (c)(h)	10,000	10,000
Series A, 1.05% 3/10/04, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,950	11,950
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	10,195	10,195
Series Merlots 00 LLL, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	7,155	7,155
Series Merlots 01 A63, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	6,415	6,415
Series Merlots 02 A1, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	2,080	2,080
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.02%, LOC JPMorgan Chase Bank, VRDN (c)	3,500	3,500
Brazos Hbr. Indl. Dev. Corp. Envir. Facilities Rev. Bonds (ConocoPhillips Co. Proj.) 1.375%, tender 7/31/04 (c)(f)	7,500	7,500
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.):
1.06%, LOC Cr. Suisse First Boston Bank, VRDN (c)(f)	25,700	25,700
1.06%, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,600	16,600
(Texas Utils. Energy Co. Proj.) Series A, 1.02%, LOC Citibank NA, New York, VRDN (c)(f)	13,500	13,500
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2000 A, 1.03%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,600	3,600
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 1.05%, LOC HSBC Bank USA, VRDN (c)(f)	6,250	6,250
Calhoun County Navigator District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.05%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.05%, LOC Bank of America NA, VRDN (c)(f)	$ 17,000	$ 17,000
Camp County Indl. Dev. Corp. Envir. Facilities Rev. (Pilgrim's Pride Corp. Proj.) Series 1999, 0.98%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	17,000	17,000
Cap. Indl. Dev. Corp. Solid Waste Disp. Rev. (Texas Disp. Sys., Inc. Proj.) 1.05%, LOC Bank of America NA, VRDN (c)(f)	4,400	4,400
Cypress-Fairbanks Independent School District:
Bonds Series AAB 02 13, 1.1%, tender 3/17/04 (Liquidity Facility ABN-AMRO Bank NV) (c)(h)(i)	9,940	9,940
Participating VRDN:
Series Merlots 01 A129, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	14,450	14,450
Series PT 1649, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	990	990
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series PA 1195, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,265	5,265
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,575	6,575
Dallas Fort Worth Int'l. Arpt. Rev.:
Bonds:
Series PT 682, 1.4%, tender 12/9/04 (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)(i)	9,005	9,005
Series PT 825, 1.15%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)(i)	9,995	9,995
Series Putters 354, 1.12%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)(i)	5,000	5,000
Series Putters 355, 1.12%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)(i)	7,995	7,995
Participating VRDN:
Series EGL 03 20, 1.06% (Liquidity Facility Citibank NA, New York) (c)(f)(h)	16,800	16,800
Series FRRI 02 L29J, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	20,255	20,255
Series Merlots 00 II, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	11,695	11,695
Series Merlots 02 A13, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,045	5,045
Series PT 1848, 1.05% (Liquidity Facility WestLB AG) (c)(f)(h)	5,400	5,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series Putter 353, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	$ 7,220	$ 7,220
Series Putters 201, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	9,125	9,125
Series Putters 202, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	23,220	23,220
Series Putters 350, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,140	7,140
Series RF 03 4, 1.14% (Liquidity Facility Bank of New York New York) (c)(f)(h)	17,435	17,435
Dallas Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 95 4301 Class A, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	24,435	24,435
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (Learjet, Inc. Proj.) Series 2000 A1, 1.05%, LOC Bank of America NA, VRDN (c)(f)	12,055	12,055
Denton Util. Sys. Rev. Participating VRDN:
Series MS 00 428, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	9,220	9,220
Series MS 01 635, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	12,960	12,960
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 0.98% (Liquidity Facility Societe Generale) (c)(h)	6,000	6,000
Ector County Independent School District Participating VRDN Series EGL 02 4301, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	4,120	4,120
El Paso Gen. Oblig.:
0.99% 3/10/04, CP	7,000	7,000
1% 3/10/04, CP	5,000	5,000
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,885	3,885
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,195	16,195
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 1.15%, LOC Bank One NA, Chicago, VRDN (c)(f)	2,600	2,600
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 1.17%, LOC Bank One NA, Chicago, VRDN (c)(f)	4,850	4,850
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 1.1%, tender 6/1/04, LOC State Street Bank & Trust Co., Boston (a)(c)(f)	$ 30,000	$ 30,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Bonds Series 1996 B, 1.1%, tender 6/1/04, LOC State Street Bank & Trust Co., Boston (c)(f)	8,500	8,499
Series 1996 A, 1%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	18,000	18,000
Gulf Coast Indl. Dev. Auth.:
(Mueller Flow Tech., Inc. Proj.) Series 1997, 1.02%, LOC Bank One NA, Chicago, VRDN (c)(f)	3,530	3,530
(S&S X-ray Prod., Inc. Proj.) Series 1999, 1.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,800	6,800
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 1.03%, LOC Bank One NA, Chicago, VRDN (c)(f)	6,000	6,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 1.24%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	6,600	6,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.02%, LOC JPMorgan Chase Bank, VRDN (c)	8,800	8,800
Harris County Gen. Oblig.:
Participating VRDN:
Series EGL 01 4305, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	20,600	20,600
Series PT 1623, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,050	6,050
Series A1, 1.05% 3/9/04, CP	25,600	25,600
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Quail Chase Apts. Proj.) Series 1999, 1%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 0.99%, LOC Fannie Mae, VRDN (c)(f)	5,500	5,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 01 B4, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,690	4,690
Series MSTC 00 98, 0.98% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	19,965	19,965
Series PT 1468, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,305	10,305
Series ROC II R40, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	10,125	10,125
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Arpt. Sys. Rev. Participating VRDN: - continued
Series ROC II R41, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	$ 12,825	$ 12,825
Houston Fin. Corp. Multi-family Hsg. Rev. (Little Nell Apts. Proj.) 0.99%, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 1.05% 4/8/04, CP	11,200	11,200
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 631, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,620	5,620
Houston Independent School District Bonds 1.05%, tender 6/3/04 (Permanent School Fund of Texas Guaranteed) (c)	53,695	53,691
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	21,830	21,830
Series SGB 24, 1% (Liquidity Facility Societe Generale) (c)(h)	6,840	6,840
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 1.02%, LOC Bank One NA, Chicago, VRDN (c)(f)	5,335	5,335
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.02%, VRDN (c)(f)	6,300	6,300
Katy Independent School District Participating VRDN Series PT 1598, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,700	5,700
Lower Colorado River Auth. Rev.:
Participating VRDN:
Series EGL 00 4302, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	6,000	6,000
Series EGL 99 4302, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	18,000	18,000
Series MSCO 01 577, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	7,915	7,915
Series PT 2004, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,810	5,810
Series A, 0.97% 3/11/04 (Liquidity Facility JPMorgan Chase Bank), CP	12,800	12,800
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 1.05%, LOC Fleet Nat'l. Bank, VRDN (c)(f)	3,400	3,400
Lubbock Gen. Oblig. Participating VRDN Series ROC II R4532, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	5,175	5,175
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 1.02%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Nacogdoches County Hosp. District Sales Tax Rev. Participating VRDN Series Merlots 01 A59, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	$ 5,115	$ 5,115
North East Texas Independent School District Participating VRDN Series Putters 393, 0.99% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	6,900	6,900
Northside Independent School District Bonds 1.02%, tender 6/15/04 (Permanent School Fund of Texas Guaranteed) (c)	15,300	15,300
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.04% tender 4/7/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	24,160	24,160
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	9,500	9,500
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 1.02%, LOC JPMorgan Chase Bank, VRDN (c)	3,650	3,650
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.1%, VRDN (c)(f)	40,035	40,035
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1% (Liquidity Facility Societe Generale) (c)(h)	3,500	3,500
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 1% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	8,100	8,100
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series Merlots 01 A10, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	5,780	5,780
Series PT 1708, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,495	7,495
Series SG 105, 0.99% (Liquidity Facility Societe Generale) (c)(h)	9,500	9,500
Series A, 0.99% 4/5/04, CP	23,400	23,400
San Antonio Independent School District Bonds Series AAB 01 28, 1.1%, tender 3/17/04 (Liquidity Facility ABN-AMRO Bank NV) (c)(h)(i)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 1.1%, LOC Bank of America NA, VRDN (c)(f)	3,300	3,300
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series Merlots 00 VV, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	8,700	8,700
Series SG 02 159, 0.99% (Liquidity Facility Societe Generale) (c)(h)	22,500	22,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Marcos Indl. Dev. Corp. Indl. Dev. Rev. (Butler Manufacturing Co. Proj.) Series 1995, 1.15%, LOC Bank of America NA, VRDN (c)(f)	$ 6,250	$ 6,250
South Plains Hsg. Fin. Corp. Participating VRDN Series Merlots 02 A11, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,725	4,725
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	7,890	7,890
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 1.02%, LOC JPMorgan Chase Bank, VRDN (c)	8,860	8,860
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	4,600	4,600
Texas A&M Univ. Rev. Bonds 3% 5/15/04	7,425	7,453
Texas Affordable Hsg. Corp. Single Family Mtg. Rev. Bonds (Teachers Home Ln. Prog.) 0.99%, tender 4/1/04 (c)(f)	10,005	10,005
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating VRDN Series LB 04 L2, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	9,275	9,275
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev. Participating VRDN:
Series BA 01 A, 1.09% (Liquidity Facility Bank of America NA) (c)(f)(h)	3,380	3,380
Series FRRI 02 L9, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	11,885	11,885
Series ROC II R178, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	4,275	4,275
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.) Series 2003, 0.95%, tender 7/1/04 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	30,000	30,000
Participating VRDN:
Series 2000 C, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,495	7,495
Series FRRI 01 L41, 1.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	18,185	18,185
Series FRRI 02 L4, 1.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,500	8,500
Series Merlots 00 QQ, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	22,060	22,060
Series PA 1063, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,995	8,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series PA 631R, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 7,600	$ 7,600
Series PT 1191, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,940	2,940
Series PT 453, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,340	2,340
Series PT 524, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,250	6,250
(Veterans Hsg. Assistance Prog.):
Fund II Series 2002 A2:
0.99% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	5,650	5,650
0.99%, VRDN (c)(f)	4,900	4,900
Series 2001 C2, 1.02% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)(f)	13,500	13,500
(Veterans Land Proj.) Series A, 0.99%, VRDN (c)(f)	21,335	21,335
TRAN 2% 8/31/04	448,060	449,939
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series 2002 A, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	12,650	12,650
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Bonds Series PA 884R, 1.05%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	5,000	5,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	19,100	19,100
Univ. of Texas Univ. Revs. Series 2002 A, 1.03% 3/4/04 (Liquidity Facility Utmico), CP	20,100	20,100
Waco Gen. Oblig. Participating VRDN Series PT 2098, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,460	5,460
		1,897,237
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 1985 E, 0.97% tender 4/6/04 (AMBAC Insured) (Liquidity Facility JPMorgan Chase Bank), CP mode	21,900	21,900
Participating VRDN Series EGL 96 C4402 Class A, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	4,170	4,170
Salt Lake City Arpt. Rev.:
Series 2000 A, 0.98%, LOC WestLB AG, VRDN (c)(f)	18,680	18,680
Series 2001, 1%, LOC WestLB AG, VRDN (c)(f)	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - continued
Salt Lake County Hosp. Rev. Participating VRDN Series PT 877, 0.99% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	$ 9,990	$ 9,990
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 1.15%, LOC Key Bank NA, VRDN (c)(f)	700	700
Utah Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A89, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,710	4,710
Utah Hsg. Fin. Agcy. Participating VRDN Series PT 209, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,635	2,635
		65,485
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	10,265	10,265
Vermont Hsg. Fin. Agcy. Single Family Series 17 A, 1.05% (FSA Insured), VRDN (c)(f)	7,500	7,500
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 1.03%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	8,700	8,700
		26,465
Virginia - 1.6%
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	1,575	1,575
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,500	3,500
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	13,600	13,600
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.06% (FSA Insured), VRDN (c)	16,415	16,415
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	5,400	5,400
Frederick County Indl. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 1.05%, LOC Bank of America NA, VRDN (c)(f)	8,055	8,055
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,245	5,245
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.21% tender 4/8/04, CP mode (f)	$ 21,000	$ 21,000
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Henrico County Econ. Dev. Auth. Indl. Dev. Rev. (Infineon Technologies Proj.) 1.05%, LOC Bank of America NA, VRDN (c)(f)	14,000	14,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 1.03%, LOC Cr. Suisse First Boston Bank, VRDN (c)(f)	8,800	8,800
Series 1994 B, 1.03%, LOC Cr. Suisse First Boston Bank, VRDN (c)(f)	6,045	6,045
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.12% tender 3/15/04, CP mode	3,500	3,500
1.15% tender 3/5/04, CP mode	2,400	2,400
1.15% tender 3/24/04, CP mode	4,000	4,000
1.15% tender 4/7/04, CP mode	4,000	4,000
Series 1987:
1.1% tender 4/8/04, CP mode	4,000	4,000
1.22% tender 3/11/04, CP mode	4,800	4,800
Louisa Indl. Dev. Auth. Solid Waste & Swr. Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series A, 1.85%, tender 4/1/04 (c)(f)	9,600	9,601
Mecklenburg County Indl. Dev. Auth. Rev. (American Bldg. Co. Proj.) 1.1%, LOC Canadian Imperial Bank of Commerce, VRDN (c)(f)	970	970
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metro Machine Corp. Proj.) 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	7,500	7,500
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 1.11%, LOC Wachovia Bank NA, VRDN (c)(f)	4,810	4,810
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 1.11%, LOC Wachovia Bank NA, VRDN (c)(f)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	6,800	6,800
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	9,070	9,070
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Pulaski County Indl. Dev. Auth. Indl. Dev. Rev. (Pulaski Furniture Proj.) 1.06%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 9,000	$ 9,000
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.):
1.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	3,300	3,300
Univ. of Virginia Univ. Revs Participating VRDN Series EGL 03 0030, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	3,300	3,300
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	23,300	23,300
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN:
Series EGL 99 4601, 1.01% (Liquidity Facility Citibank NA, New York) (c)(h)	7,000	7,000
Series MS 01 727, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	6,030	6,030
		240,016
Washington - 3.3%
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	14,955	14,955
Series Merlots 01 B1, 1.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	7,000	7,000
Series PA 1047, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,995	8,995
Clark County Pub. Util. District #1 Elec. Rev. Participating VRDN Series Merlots 02 A3, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	4,545	4,545
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,560	9,560
Series Putters 242, 0.99% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,100	3,100
Series Putters 256, 0.99% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,800	2,800
Series ROC II R152, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	4,465	4,465
Everett Indl. Dev. Corp. Exempt Facilities Rev. 1.05%, VRDN (c)(f)	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PT 780, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 7,000	$ 7,000
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.05%, LOC Bank of America NA, VRDN (c)(f)	7,175	7,175
King County Swr. Rev.:
Bonds Series PT 796, 1.05%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	9,030	9,030
Participating VRDN:
Series Merlots 00 E, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	6,300	6,300
Series PA 1179, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,480	8,480
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 1.1%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	3,255	3,255
Pierce County School District #403 Bethel Participating VRDN Series PT 1647, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,230	11,230
Port of Seattle Rev.:
Participating VRDN:
Series PA 752, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PT 654, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,170	6,170
Series PT 728, 1.04% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	4,430	4,430
Series 1997, 1.04%, LOC Bank of New York New York, VRDN (c)(f)	86,830	86,830
Series 2001 B1, 1.02% 4/6/04, LOC Bank of America NA, CP (f)	10,160	10,160
Port Tacoma Gen. Oblig. Participating VRDN Series PA 1185, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	18,560	18,560
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PA 1175, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,490	8,490
Seattle Gen. Oblig. Participating VRDN Series SGB 12, 1% (Liquidity Facility Societe Generale) (c)(h)	7,400	7,400
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 1.05%, LOC Key Bank NA, VRDN (c)(f)	2,455	2,455
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Merlots 01 A56, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	18,575	18,575
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 0.98% (Liquidity Facility Societe Generale) (c)(h)	15,815	15,815
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1%, LOC Bank of America NA, VRDN (c)	$ 10,430	$ 10,430
U.S. Bancorp Piper Jafray Fdg. Trust Participating VRDN Series FRRI 02 B, 1.02% (Liquidity Facility Bank of New York New York) (c)(h)	2,744	2,744
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 1.1%, LOC Bank of America NA, VRDN (c)(f)	2,000	2,000
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 1.05%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series D, 1%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,000	4,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4704, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	5,600	5,600
Series EGL 00 4705, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	16,300	16,300
Series EGL 98 4702, 1% (Liquidity Facility Citibank NA, New York) (c)(h)	12,200	12,200
Series MSTC 9048, 0.99% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	9,990	9,990
Series PT 1856, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,570	5,570
Series PT 2092, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,645	3,645
Series PT 2093, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,880	2,880
Series PT 2094, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,850	6,850
Series SGA 35, 0.98% (Liquidity Facility Societe Generale) (c)(h)	12,500	12,500
Series SGB 09, 1% (Liquidity Facility Societe Generale) (c)(h)	9,100	9,100
Series SGB 11, 1% (Liquidity Facility Societe Generale) (c)(h)	6,200	6,200
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	27,800	27,800
Washington Hsg. Fin. Commission Participating VRDN:
Series PT 622, 1.04% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	4,605	4,605
Series PT 636, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,440	9,440
Series PT 715, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,050	6,050
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Hsg. Fin. Commission Participating VRDN: - continued
Series PT 838, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 4,665	$ 4,665
Series PT 892, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	15,805	15,805
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Woodland Retirement Proj.) Series A, 1.03%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	6,875	6,875
Washington Hsg. Fin. Commission Single Family Mtg. Rev. Participating VRDN Series PT 86, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	965	965
		484,684
West Virginia - 0.7%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.15% tender 4/8/04, CP mode (f)	7,400	7,400
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 1.1% tender 4/12/04, CP mode (f)	4,000	4,000
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.98%, LOC Deutsche Bank AG, VRDN (c)(f)	20,000	20,000
Series 1990 B, 1.05%, LOC Deutsche Bank AG, VRDN (c)(f)	4,105	4,105
Series 1990 D, 1.05%, LOC Deutsche Bank AG, VRDN (c)(f)	12,300	12,300
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 1.14%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	4,750	4,750
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 1.02% tender 4/8/04, LOC Dexia Cr. Local de France, CP mode (f)	37,100	37,100
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	6,580	6,580
		104,655
Wisconsin - 1.6%
Franklin Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1%, LOC Wachovia Bank NA, VRDN (c)(f)	5,200	5,200
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.1%, VRDN (c)	35,700	35,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	$ 2,400	$ 2,400
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	3,600	3,600
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 1.17%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	1,215	1,215
Racine Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) Series B, 1.02%, LOC Bank One NA, Chicago, VRDN (c)(f)	6,250	6,250
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 1.17%, LOC Bank One NA, Chicago, VRDN (c)(f)	1,805	1,805
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 1.05%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,645	1,645
Southeast Wisconsin Professional Baseball Park District Sales Tax Rev. Participating VRDN Series Merlots 00 Y, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	5,000	5,000
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 1.02%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	2,160	2,160
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.17%, LOC Bank One NA, Chicago, VRDN (c)(f)	1,275	1,275
Sun Prairie Indl. Rev. (Flambeau Corp. Proj.) Series 1995, 1.02%, LOC Lasalle Bank NA, VRDN (c)(f)	3,485	3,485
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 1.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	5,830	5,830
Wisconsin Clean Wtr. Rev. Participating VRDN Series MS 645, 0.99% (Liquidity Facility Morgan Stanley) (c)(h)	11,920	11,920
Wisconsin Gen. Oblig.:
Participating VRDN Series EGL 94 4904 Class A, 1.06% (Liquidity Facility Citibank NA, New York) (c)(f)(h)	1,250	1,250
Series 2000 A, 1.07% 4/7/04, CP	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
Series PT 761, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	20,000	20,000
Series PT 873, 1.35%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	10,765	10,765
Participating VRDN Series PA 970, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Bonds:
Series PT 207, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)(i)	$ 5,630	$ 5,630
Series PT 445, 1.4%, tender 12/9/04 (Liquidity Facility Danske Bank AS) (c)(f)(h)(i)	5,955	5,955
Series PT 559, 1.4%, tender 12/9/04 (Liquidity Facility Danske Bank AS) (c)(f)(h)(i)	5,055	5,055
Series 2003 B, 0.99% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	30,000	30,000
Series E, 0.99% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (c)(f)	8,000	8,000
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Bonds Series 2003 D, 1.3%, tender 1/5/05 (FSA Insured) (c)(f)	4,310	4,310
Series 2002 A, 0.99% (MBIA Insured), VRDN (c)(f)	3,500	3,500
Series 2002 B, 0.99% (MBIA Insured), VRDN (c)(f)	3,095	3,095
Series 2002 D, 1.03% (MBIA Insured), VRDN (c)(f)	3,950	3,950
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev. Participating VRDN Series PT 860, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,355	16,355
Wisconsin Hsg. & Fin. Dev. Auth. Participating VRDN Series MSTC 97 4, 1.01% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	110	110
Wisconsin Petroleum Inspection Fee Rev. Series 2002 X, 1.05% 4/7/04, CP	16,000	16,000
		229,460
Wyoming - 0.4%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) 1.1% (AMBAC Insured), VRDN (c)(f)	8,500	8,500
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Bonds Series PT 01 359, 1.1%, tender 7/15/04 (Liquidity Facility Danske Bank AS) (c)(f)(h)(i)	7,045	7,045
Participating VRDN:
Series PA 1025R, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,095	3,095
Series PA 833R, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,450	7,450
Series PT 630, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,900	7,900
Wyoming Ed. Fund RAN 1.5% 6/29/04	30,800	30,853
		64,843
Municipal Securities - continued
	Shares	Value (Note 1) (000s)
Other - 6.1%
Fidelity Municipal Cash Central Fund, 0.99% (d)(e)	892,504,000	$ 892,504
TOTAL INVESTMENT PORTFOLIO - 100.2%		14,621,386
NET OTHER ASSETS - (0.2)%		(25,476)
NET ASSETS - 100%		$ 14,595,910
Total Cost for Income Tax Purposes $ 14,621,386
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $30,000,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $785,775,000 or 5.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Bonds Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 252,300
California Gen. Oblig. Bonds Series LB 03 F8J, 1.13%, tender 3/16/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 252,200
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series PT 798, 1.15%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/15/03	$ 4,995
Cypress-Fairbanks Independent School District Bonds Series AAB 02 13, 1.1%, tender 3/17/04 (Liquidity Facility ABN-AMRO Bank NV)	7/16/02	$ 9,940
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series PT 682, 1.4%, tender 12/9/04 (Liquidity Facility Svenska Handelsbanken AB)	4/14/03	$ 9,005
Security	Acquisition Date	Cost (000s)
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series PT 825, 1.15%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/29/03	$ 9,995
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series Putters 354, 1.12%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	5/28/03	$ 5,000
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series Putters 355, 1.12%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	5/28/03	$ 7,995
Delaware Hsg. Auth. Rev. Bonds Series 03 L52J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	12/18/03	$ 11,850
Illinois Health Facilities Auth. Rev. Bonds Series PT 763, 1.25%, tender 8/26/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/10/03 - 9/4/03	$ 20,195
Jefferson County Swr. Rev. Bonds Series PT 849, 1.2%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/15/03	$ 12,495
Kentucky Hsg. Corp. Hsg. Rev. Bonds Series 03 L49J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	12/18/03	$ 4,975
Security	Acquisition Date	Cost (000s)
King County Swr. Rev. Bonds Series PT 796, 1.05%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/15/03	$ 9,030
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Bonds Series PT 516, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/16/01	$ 5,915
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Bonds Series PT 525, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/29/01	$ 6,200
Memphis Elec. Sys. Rev. Bonds Series Putters 377, 1.28%, tender 12/9/04 (Liquidity Facility JPMorgan Chase Bank)	12/9/03	$ 14,000
New Mexico Mtg. Fin. Auth. Bonds (Single Family Mtg. Prog.) Series PT 225, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/31/00	$ 7,925
New York Transitional Fin. Auth. Rev. Bonds Series FRRI 01 N11, 1.15%, tender 5/12/04 (Liquidity Facility Bank of New York New York)	7/17/02	$ 10,000
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Bonds Series PT 842, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/31/03	$ 9,995
Security	Acquisition Date	Cost (000s)
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series LB 03 L46J, 1.05%, tender 4/7/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	10/29/03	$ 5,150
San Antonio Independent School District Bonds Series AAB 01 28, 1.1%, tender 3/17/04 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 15,500
South Carolina Pub. Svc. Auth. Rev. Bonds Series Putters 252, 1.05%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	3/28/02	$ 14,905
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Bonds Series PA 884R, 1.05%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/24/03	$ 5,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/10/03	$ 19,100
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 03 A38, 1.15%, tender 8/11/04 (Liquidity Facility Wachovia Bank NA)	8/8/03	$ 7,660
Security	Acquisition Date	Cost (000s)
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series PT 761, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/12/03	$ 20,000
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series PT 873, 1.35%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/23/03	$ 10,765
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Bonds Series PT 207, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/31/00	$ 5,630
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Bonds Series PT 445, 1.4%, tender 12/9/04 (Liquidity Facility Danske Bank AS)	10/30/01	$ 5,955
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Bonds Series PT 559, 1.4%, tender 12/9/04 (Liquidity Facility Danske Bank AS)	5/24/01	$ 5,055
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Bonds Series PT 01 359, 1.1%, tender 7/15/04 (Liquidity Facility Danske Bank AS)	8/31/00	$ 7,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 14,621,386
Cash		21,523
Receivable for fund shares sold		166,369
Interest receivable		39,176
Prepaid expenses		65
Other receivables		79
Total assets		14,848,598

Liabilities
Payable for investments purchased Regular delivery	$ 104,336
Delayed delivery	1,800
Payable for fund shares redeemed	139,237
Distributions payable	115
Accrued management fee	3,341
Other affiliated payables	3,707
Other payables and accrued expenses	152
Total liabilities		252,688

Net Assets		$ 14,595,910
Net Assets consist of:
Paid in capital		$ 14,595,692
Accumulated net realized gain (loss) on investments		218
Net Assets, for 14,593,676 shares outstanding		$ 14,595,910
Net Asset Value, offering price and redemption price per share ($14,595,910 ÷ 14,593,676 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2004 (Unaudited)

Investment Income
Interest		$ 76,209

Expenses
Management fee	$ 19,651
Transfer agent fees	10,173
Accounting fees and expenses	558
Non-interested trustees' compensation	44
Custodian fees and expenses	104
Registration fees	277
Audit	41
Legal	25
Miscellaneous	27
Total expenses before reductions	30,900
Expense reductions	(353)	30,547
Net investment income		45,662
Net realized gain (loss) on investment securities		281
Net increase in net assets resulting from operations		$ 45,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2004 (Unaudited)	Year ended August 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 45,662	$ 112,112
Net realized gain (loss)	281	1,752
Net increase (decrease) in net assets resulting from operations	45,943	113,864
Distributions to shareholders from net investment income	(45,662)	(112,112)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	22,306,842	38,540,175
Reinvestment of distributions	44,939	110,635
Cost of shares redeemed	(21,713,192)	(36,423,698)
Net increase (decrease) in net assets and shares resulting from share transactions	638,589	2,227,112
Total increase (decrease) in net assets	638,870	2,228,864

Net Assets
Beginning of period	13,957,040	11,728,176
End of period	$ 14,595,910	$ 13,957,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2004	Years ended August 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.009	.014	.032	.035	.028
Distributions from net investment income	(.003)	(.009)	(.014)	(.032)	(.035)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.32%	.88%	1.38%	3.29%	3.55%	2.83%
Ratios to Average Net Assets D
Expenses before expense reductions	.44% A	.44%	.43%	.45%	.46%	.47%
Expenses net of voluntary waivers, if any	.44% A	.44%	.43%	.45%	.46%	.47%
Expenses net of all reductions	.43% A	.42%	.39%	.42%	.46%	.47%
Net investment income	.65% A	.87%	1.35%	3.21%	3.51%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$ 14,596	$ 13,957	$ 11,728	$ 9,843	$ 7,902	$ 6,313

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .28% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting,

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Semiannual Report

Transfer Agent and Accounting Fees - continued

printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,001 for the period.

4. Expense Reductions.

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $104 and $249, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal
Money Market Funds

Arizona Municipal Money Market

California Municipal Money Market

Connecticut Municipal Money Market

Florida Municipal Money Market

Massachusetts Municipal Money Market

Michigan Municipal Money Market

Municipal Money Market

New Jersey Municipal Money Market

New York Municipal Money Market

Ohio Municipal Money Market

Pennsylvania Municipal Money Market

Spartan® California Municipal
Money Market

Spartan Connecticut Municipal
Money Market

Spartan Massachusetts Municipal
Money Market

Spartan Municipal Money

Spartan New Jersey Municipal
Money Market

Spartan New York Municipal Money Market

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MMM-USAN-0404
1.790940.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 21, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 19, 2004